As filed with the Securities and Exchange Commission on March 10, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  December 31, 2009

Item 1. Reports to Stockholders.

Underlying Funds Trust

ANNUAL REPORT

December 31, 2009

Underlying Funds Trust
Event Driven
Growth of $10,000 – December 31, 2009

Total Return as of 12/31/09

	Since Inception	One Year
Event Driven	-3.36%+^	48.68%
S&P 500 Index	-2.09%^	26.46%
90 Day T-Bill	2.54%^#	0.14%#
HFRI FOF: Conservative Index	-0.58%+*	9.46%

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 1/2/2008.
*	Since inception data for the HFRI FOF: Conservative Index is as of 1/31/2008.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on January 2, 2008 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity
Growth of $10,000 – December 31, 2009

Total Return as of 12/31/09

	Since Inception	One Year
Long/Short Equity	-10.64%+^	3.80%
S&P 500 Index	-2.09%+^	26.46%
90 Day T-Bill	2.54%^#	0.14%#
HFRI FOF: Conservative Index	-0.58%+*	9.46%

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
*	Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2006.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Market Neutral Equity
Growth of $10,000 – December 31, 2009

Total Return as of 12/31/09

	Since Inception	One Year
Market Neutral Equity	-2.90%+^	-12.46%
S&P 500 Index	-2.09%+^	26.46%
90 Day T-Bill	2.54%^#	0.14%#
HFRI FOF: Conservative Index	-0.58%+*	9.46%

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
*	Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2006.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Relative Value
Growth of $10,000 – December 31, 2009

Total Return as of 12/31/09

	Since Inception	One Year
Relative Value	-6.51%+^	42.21%
S&P 500 Index	-8.12%+^	26.46%
90 Day T-Bill	1.61%^#	0.14%#
HFRI FOF: Conservative Index	-3.70%+*	9.46%

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2007.
*	Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2007.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Income Arbitrage Portfolio-1
Growth of $10,000 – December 31, 2009

Total Return as of 12/31/09

	Since Inception	One Year
The Income Arbitrage Portfolio-1	4.70%+^	12.43%
S&P 500 Index	-2.09%+^	26.46%
90 Day T-Bill	2.54%^#	0.14%#
HFRI FOF: Conservative Index	-0.58%+*	9.46%

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
*	Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2006.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Growth of $10,000 – December 31, 2009

Total Return as of 12/31/09

	Since Inception	One Year
The Energy and Natural Resources Portfolio	-13.65%+^	59.74%
S&P 500 Index	-10.11%+^	26.46%
90 Day T-Bill	0.75%^#	0.14%#
HFRI FOF: Conservative Index	-5.85%+*	9.46%

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 1/2/2008.
*	Since inception data for the HFRI FOF: Conservative Index is as of 1/31/2008.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on January 2, 2008 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets – December 31, 2009

Event Driven

*  Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets – December 31, 2009

Long/Short Equity

*  Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Market Neutral Equity
Allocation of Portfolio Assets – December 31, 2009

Market Neutral Equity

*  Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Relative Value
Allocation of Portfolio Assets – December 31, 2009

Relative Value
*  Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Income Arbitrage Portfolio-1
Allocation of Portfolio Assets – December 31, 2009

Income Arbitrage Portfolio - 1

*  Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Energy and Natural Resources Portfolio
Allocation of Portfolio Assets – December 31, 2009

Energy and Natural Resources Portfolio

*  Investments are a percentage of Total Net Assets.

Underlying Funds Trust

Expense Example - December 31, 2009 (Unaudited)

The following expense example is presented for Event Driven, Long/Short Equity, Market Neutral Equity, Relative Value, Income Arbitrage Portfolio-1, and Energy and Natural Resources Portfolio (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/09 – 12/31/09).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust

Expense Example - December 31, 2009 (Unaudited) (continued)

Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/09	12/31/09	7/1/09-12/31/09+

Actual^	$1,000.00	$1,224.80	$17.55
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.43	15.85

^ Excluding interest expense and dividends on short positions, your actual expenses would be $16.60.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $15.00.
+   Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.12%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.95%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/09	12/31/09	7/1/09-12/31/09+

Actual^……………	$1,000.00	$1,070.30	$18.52
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,007.31	17.96

^ Excluding interest expense and dividends on short positions, your actual expenses would be $15.45.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $15.00.
+     Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.54%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.95%.

Underlying Funds Trust

Expense Example - December 31, 2009 (Unaudited) (continued)

Market Neutral Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/09	12/31/09	7/1/09-12/31/09+

Actual^	$1,000.00	$925.50	$22.03
Hypothetical
(5% return before
expenses)**	1,000.00	1,002.32	22.91

^ Excluding interest expense and dividends on short positions, your actual expenses would be $14.46.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $15.10.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.53%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.98%.

Relative Value
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/09	12/31/09	7/1/09-12/31/09+

Actual^	$1,000.00	$1,224.20	$16.82
Hypothetical
(5% return before
expenses)**	1,000.00	1,010.08	15.20

^ Excluding interest expense and dividends on short positions, your actual expenses would be $16.54.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.95.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.99%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.94%.

Underlying Funds Trust

Expense Example - December 31, 2009 (Unaudited) (continued)

Income Arbitrage Portfolio-1
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/09	12/31/09	7/1/09-12/31/09+

Actual^	$1,000.00	$1,174.00	$16.38
Hypothetical
(5% return before
expenses)**	1,000.00	1,010.13	15.15

^ Excluding interest expense and dividends on short positions, your actual expenses would be $16.17.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.95.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.98%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.94%.

Energy and Natural Resources Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/09	12/31/09	7/1/09-12/31/09+

Actual^	$1,000.00	$1,284.00	$17.85
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.58	15.70

^ Excluding interest expense and dividends on short positions, your actual expenses would be $16.75.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.75.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.10%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.90%.

Underlying Funds Trust
Event Driven
Schedule of Investments
December 31, 2009

	Shares	Value
COMMON STOCKS - 46.5%
Accommodation - 0.0%
Marriott International, Inc.	1	$27
Administrative and Support Services - 2.2%
Cornell Cos., Inc. (a)	47,600	1,080,520
The Geo Group, Inc. (a)	15,579	340,869
TeamStaff, Inc. (a) (g)	188,404	150,704
Total Administrative and Support Services		1,572,093

Apparel Manufacturing - 0.0%
Broder Bros Co. Restricted (Acquired 5/27/2009, Cost $0) (a) (d) (e) (g)	187,453	0
Beverage and Tobacco Product Manufacturing - 0.7%
Pepsi Bottling Group, Inc.	5,000	187,500
PepsiAmericas, Inc.	10,000	292,600
Total Beverage and Tobacco Product Manufacturing		480,100

Broadcasting (except Internet) - 1.2%
Charter Communications, Inc. - Class A (a)	20,078	712,771
Fisher Communications, Inc. (a)	7,029	114,221
Total Broadcasting (except Internet)		826,992

Building Material and Garden Equipment and Supplies Dealers - 0.0%
Quixote Corp. (a)	2,000	12,740
Chemical Manufacturing - 1.1%
Chattem, Inc. (a)	5,000	466,500
Facet Biotech Corp. (a)	10,000	175,800
ICO, Inc. (a)	20,000	146,200
Total Chemical Manufacturing		788,500

Coal Mining - 0.7%
Elk Horn Coal Member Units (a) (d) (g)	75,977	493,851
Computer and Electronic Product Manufacturing - 3.8%
3Com Corp. (a)	80,000	600,000
California Micro Devices Corp. (a)	55,400	260,934
Chartered Semiconductor Manufacturing - ADR (a) (c)	12,600	240,282
Electronic Control Security (a) (f) (g)	1,537,859	261,436
Merrimac Industries, Inc. (a)	4,000	63,640
Sun Microsystems, Inc. (a)	70,000	655,900
Varian, Inc. (a)	12,000	618,480
Total Computer and Electronic Product Manufacturing		2,700,672

Credit Intermediation and Related Activities - 0.6%
CapitalSource, Inc.	60,295	239,371
CIT Group, Inc. (a)	7,360	203,210
Total Credit Intermediation and Related Activities		442,581

Data Processing, Hosting and Related Services - 0.9%
IMS Health, Inc.	29,000	610,740
Electrical Equipment, Appliance, and Component Manufacturing - 1.4%
Herley Industries, Inc. (a)	18,500	256,965
SL Industries, Inc. (a)	20,000	167,600

Spectrum Brands, Inc. (a)	25,822	580,995
Total Electrical Equipment, Appliance, and Component Manufacturing		1,005,560

Food Manufacturing - 0.9%
Cadbury PLC - ADR	4,000	205,560
Diedrich Coffee, Inc. (a)	13,000	453,050
Total Food Manufacturing		658,610

Food Services and Drinking Places - 0.3%
Buffets Restaurants Holdings, Inc. (a)	1,912	13,384
CKE Restaurants, Inc.	23,953	202,642
Landry's Restaurants, Inc. (a)	1,000	21,290
Total Food Services and Drinking Places		237,316

Health and Personal Care Stores - 0.4%
Allion Healthcare, Inc. (a)	45,000	295,200
Insurance Carriers and Related Activities - 0.4%
Hilltop Holdings, Inc. (a)	24,360	283,550
Machinery Manufacturing - 0.6%
Black & Decker Corp.	7,000	453,810
Mining (except Oil and Gas) - 2.2%
Canplats Resources Corp. (a)	4,000	19,620
Corriente Resources, Inc. - Class A (a)	4,000	32,624
International Royalty Corp. (a)	4,000	28,800
Lonmin PLC (a)	1,000	31,642
Walter Investment Management Corp.	34,619	496,090
White Mountain Titanium Corp. (a) (g)	866,500	970,480
Total Mining (except Oil and Gas)		1,579,256

Miscellaneous Manufacturing - 0.0%
FGX International Holdings Ltd. (a)	1,000	19,590
Nursing and Residential Care Facilities - 0.1%
Keystone North America, Inc. (a) (g)	10,000	75,728
Oil and Gas Extraction - 1.4%
Canadian Oil Sands Trust (a)	7,725	220,925
Dragon Oil (a)	31,500	197,664
Encore Acquisition Co. (a)	5,000	240,100
Rosetta Resources, Inc. (a)	12,750	254,107
XTO Energy, Inc.	2,000	93,060
Total Oil and Gas Extraction		1,005,856

Other Information Services - 0.3%
Marvel Entertainment, Inc. (a)	4,000	216,320
Paper Manufacturing - 0.1%
Tembec, Inc. (a)	37,500	45,895
Tembec, Inc. (Acquired 3/12/2008, Cost $0) (a) (e) (g)	40,850	49,996
Total Paper Manufacturing		95,891

Pipeline Transportation - 1.2%
Atlas Pipeline Partners LP	49,936	489,872
Smit International NV	4,000	345,485
Total Pipeline Transportation		835,357

Primary Metal Manufacturing - 0.1%
Ormet Corp. (a) (g)	16,432	35,329
Printing and Related Support Activities - 1.0%
OCE NV (a)	17,800	219,243
World Color Press, Inc. (a)	48,000	446,640

Xenos Group, Inc. (a)	10,000	33,179
Total Printing and Related Support Activities		699,062

Professional, Scientific, and Technical Services - 0.8%
MPS Group, Inc. (a)	40,000	549,600
Quadramed Corp. (a)	1,000	8,390
Total Professional, Scientific, and Technical Services		557,990

Publishing Industries (except Internet) - 1.2%
i2 Technologies, Inc. (a)	2,000	38,240
Spare Backup, Inc. (a) (g)	1,382,317	185,231
Starlims Technologies Ltd.	10,000	138,900
Tollgrade Communications, Inc. (a)	31,458	192,208
Youbet.com, Inc. (a)	100,000	287,000
Total Publishing Industries (except Internet)		841,579

Rail Transportation - 0.8%
Burlington Northern Santa Fe Corp.	6,000	591,720
Real Estate - 17.4%
IAT Air Cargo Facilities Income Fund (Acquired 1/19/2008-8/20/2008, Cost $18,517,456) (e) (f) (g)	2,686,579	12,227,486
Quest Capital Corp.	238,605	267,237
Total Real Estate		12,494,723

Rental and Leasing Services - 0.0%
Financial Federal Corp.	1,000	27,500
Retail Trade - 0.0%
Vertis Holdings, Inc. (a) (c) (g)	2,903	0
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%
Broadpoint Gleacher Securities, Inc. (a)	6,435	28,700
Software Publishers - 1.1%
Tandberg Asa	27,000	769,457
Telecommunications - 0.9%
Iowa Telecommunications Services, Inc.	5,000	83,800
Primus Telecommunications Group, Inc. (a)	97,022	557,877
Total Telecommunications		641,677

Transportation Equipment Manufacturing - 1.5%
Lear Corp. (a)	15,576	1,053,561
Utilities - 1.2%
Calpine Corp. (a)	69,591	765,501
NRG Energy, Inc. (a)	3,300	77,913
Total Utilities		843,414

Waste Management and Remediation Services - 0.0%
Waste Services, Inc. (a)	2,000	18,220
Wood Product Manufacturing - 0.0%
Nobility Homes, Inc.	1,800	18,810
TOTAL COMMON STOCKS (Cost $39,461,262)		$33,312,082

INVESTMENT COMPANIES - 0.1%
ProShares UltraShort 20+ Year Treasury (a)	1,800	90,000
TOTAL INVESTMENT COMPANIES (Cost $73,964)		$90,000

CONVERTIBLE PREFERRED STOCKS - 0.3%
Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
Great Plains Energy, Inc. (a)	3,920	258,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $231,060)		$258,720

PREFERRED STOCKS - 0.4%
Insurance Carriers and Related Activities - 0.4%
Hilltop Holdings, Inc.		10,675	274,561
TOTAL PREFERRED STOCKS (Cost $234,088)			$274,561

		Principal
		Amount
CONVERTIBLE BONDS - 2.9%
Broadcasting (except Internet) - 0.6%
Playboy Enterprises, Inc.
3.000%, 03/15/2025		$513,000	436,050
Chemical Manufacturing - 0.1%
Ferro Corp.
6.500%, 08/15/2013		100,000	88,750
Computer and Electronic Product Manufacturing - 0.4%
Spansion, Inc.
2.250%, 06/15/2016 (Acquired 11/10/2009, Cost $268,000) (e) (i)		800,000	304,000
Credit Intermediation and Related Activities - 0.3%
CapitalSource, Inc.
4.000%, 07/15/2034 (h)		250,000	228,750
Food Manufacturing - 0.4%
Arctic Glacier Income Fund	CAD	72,000	64,713
6.500%, 7/31/2011
Clearwater Seafoods Income Fund
7.000%, 12/31/2010	CAD	265,000	218,542
Total Food Manufacturing			283,255

Funds, Trusts, and Other Financial Vehicles - 0.5%
Huntingdon Real Estate Investment Trust
7.500%, 03/31/2012	CAD	407,050	358,069
Water Transportation - 0.6%
Trico Marine Services, Inc.
3.000%, 01/15/2027		$700,000	422,625
TOTAL CONVERTIBLE BONDS (Cost $1,761,830)			$2,121,499

CORPORATE BONDS - 30.4%
Air Transportation - 2.1%
Hawaiian Airlines, Inc. Term Loan B
9.000%, 03/11/2011 (d) (g) (h)		1,500,000	1,500,000
Ambulatory Health Care Services - 1.3%
Select Medical Holdings Corp.
6.428%, 09/15/2015 (h)		1,000,000	925,000
Apparel Manufacturing - 2.0%
Broder Brothers Co. PIK
12.000%, 10/15/2013 (g)		1,991,357	1,453,691
Chemical Manufacturing - 1.0%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
9.750%, 11/15/2014		700,000	686,000
Clothing and Clothing Accessories Stores - 1.3%
Claire's Stores, Inc.
9.625%, 06/01/2015		1,164,296	931,437
Computer and Electronic Product Manufacturing - 1.8%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		222,000	178,710
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
5.246%, 12/15/2011 (g) (h) (i)		300,000	4,500
6.875%, 12/15/2011 (i)		2,000,000	40,000
Spansion, Inc.

11.250%, 01/15/2016 (Acquired 11/10/2009, Cost $865,000) (e) (i)	1,000,000	1,081,250
Total Computer and Electronic Product Manufacturing		1,304,460

Educational Services - 0.7%
The Reader's Digest Association, Inc.
3.751%, 03/2/2014 (i)	1,000,000	505,000
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Spectrum Brands, Inc.
12.000%, 08/28/2019	208,000	203,840
Food Manufacturing - 0.6%
Merisant Term Loan B
3.743%, 01/11/2010 (d) (h)	440,874	401,195
Food Services and Drinking Places - 0.2%
Lone Star Note
3.000%, 12/31/2014 (a) (c) (g)	166,482	166,482
Machinery Manufacturing - 0.6%
Ames True Temper, Inc.
10.000%, 07/15/2012	490,000	444,675
Miscellaneous Manufacturing - 1.3%
Accellent, Inc.
10.500%, 12/01/2013	1,000,000	962,500
Miscellaneous Store Retailers - 0.0%
PCA LLC / PCA Finance Corp.
11.875%, 08/01/2010 (c) (g) (i)	311,000	0
Oil and Gas Extraction - 0.6%
OPTI Canada, Inc.
8.250%, 12/15/2014	500,000	411,875
Paper Manufacturing - 0.5%
NewPage Corp.
10.000%, 05/01/2012	500,000	357,500
Pipeline Transportation - 0.6%
Atlas Pipeline Partners LP
8.125%, 12/15/2015	500,000	442,500
Plastics and Rubber Products Manufacturing - 2.6%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016	1,000,000	880,000
Solo Cup Co.
8.500%, 02/15/2014	1,000,000	977,500
Total Plastics and Rubber Products Manufacturing		1,857,500

Professional, Scientific, and Technical Services - 0.2%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (c) (g)	154,907	100,374
Retail Trade - 3.1%
Brookstone Co, Inc.
12.000%, 10/15/2012	1,000,000	665,000
Linens 'n Things, Inc.
6.719%, 01/15/2014 (h) (i)	847,045	40,235
Spectrum Brands, Inc.
8.000%, 06/30/2012 (h)	1,496,380	1,479,126
Vertis, Inc.
13.500%, 04/01/2014 (g) (i)	65,974	21,854
Total Retail Trade		2,206,215

Sporting Goods, Hobby, Book, and Music Stores - 0.2%
Blockbuster, Inc.
9.000%, 09/01/2012	250,000	142,500
Telecommunications - 5.0%

Primus Telecommunications Group, Inc.
14.250%, 05/20/2013 (d)	2,195,722	2,085,936
Primus Telecommunications Holdings
13.000%, 12/15/2016 (d)	1,500,000	1,481,250
Total Telecommunications		3,567,186

Textile Mills - 1.0%
Unifi, Inc.
11.500%, 05/15/2014	752,000	734,140
Transportation Equipment Manufacturing - 2.8%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014 (i)	2,500,000	637,500
Greenbrier Cos, Inc.
8.375%, 05/15/2015	500,000	425,500
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014	1,000,000	832,500
Motors Liquidation Co.
8.100%, 06/15/2024 (i)	300,000	78,000
Total Transportation Equipment Manufacturing		1,973,500

Truck Transportation - 0.6%
Swift Term Loan
3.563%, 05/14/2014 (d) (h)	498,268	453,424
TOTAL CORPORATE BONDS (Cost $21,798,373)		$21,730,994

ESCROW NOTES - 0.1%
Adelphia Communications Corp. (a) (g)	182,000	7,280
Calpine Corp. (a) (c) (g)	600,000	0
Dana Corp. (a) (c) (g)	300,000	0
Innovive Escrow Shares (a) (c) (g)	248,700	0
Lear Corp. (a)	1,000,000	31,250
TOTAL ESCROW NOTES (Cost $2,739)		$38,530

RIGHTS - 0.0%	Shares
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	9,000	2,610
TOTAL RIGHTS (Cost $4,725)		$2,610

WARRANTS - 1.0%
Brazil Ethanol, Inc.
Expiration: March 2011, Exercise Price: $1.00 (Acquired 03/30/2007, Cost $11,640) (a) (c) (e) (g)	14,550	0
Charter Communications, Inc.
Expiration: November 2014, Exercise Price: $0.00 (a)	5,056	31,600
Interactive Health Warrants
Expiration: June 2019, Exercise Price: $0.01 (c) (g)	1,390	0
Lear Corp.
Expiration: November 2014, Exercise Price: $10.56 (a)	3,920	247,744
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (g)	590,915	0
White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (Acquired 09/02/2008, Cost $160,000) (c) (e) (g)	800,000	416,000
TOTAL WARRANTS (Cost $199,732)		$695,344

	Contracts
PURCHASED OPTIONS - 0.0%
Put Options - %
SPDR Trust Series 1
Expiration: February 2010, Exercise Price: $106.00	10	1,510
SPDR Trust Series 1

Expiration: February 2010, Exercise Price: $107.00	10	1,750
TOTAL PURCHASED OPTIONS (Cost $2,929)		$3,260

Total Investments (Cost $63,770,702) - 81.7%		58,527,600
	Principal
	Amount
REPURCHASE AGREEMENTS -21.3%
J.P. Morgan
0.000%, dated 12/31/2009, due 01/04/2010
repurchase price $15,823,434 (b)	$15,262,933	15,262,933
TOTAL REPURCHASE AGREEMENTS (Cost $15,823,434)		$15,262,933

Liabilities in Excess of Other Assets - (3.0)%		(2,166,679)
TOTAL NET ASSETS - 100.0%		$71,623,854

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
CAD Canadian Dollar
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total
$923,138, which represents 1.3% of total net assets.
(d) Security valued utilizing a single broker source. The market value of these securities total $6,415,656, which represents 8.9% of total net assets.
(e) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2009, the market value of these securities total $ 14,078,732 which represents 19.7% of total net assets.
(f) Affiliated issuer. See Note 10 of the Notes to Financial Statements.
(g) Illiquid security identified by Investment Advisor. The market value of these securities total $18,120,422 which represents 25.3% of total net assets.
(h) Variable Rate Security. The rate shown represents the rate at December 31, 2009.
(i) Default or other conditions exist and security is not presently accruing income.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
December 31, 2009

	Shares	Value
COMMON STOCKS
Corrections Corp of America	13,000	$319,150
Exxon Mobil Corp.	1,419	96,761
Mirant Corp.	1,925	29,395
PepsiCo, Inc.	4,119	250,435
Redwood Trust, Inc.	3,832	55,411
RR Donnelley & Sons Co.	7,700	171,479
The Stanley Works	8,925	459,727
Terex Corp.	25,000	495,250
The Walt Disney Co.	2,980	96,105
TOTAL COMMON STOCKS (Proceeds $2,120,604)		1,973,713

INVESTMENT COMPANIES

iShares Russell 2000 Index Fund	3,150	196,119
iShares Russell 2000 Value Index Fund	700	40,628
iShares S&P MidCap 400 Index Fund	1,350	97,754
Retail HOLDRs Trust	636	59,682
SPDR Trust Series 1	2,690	299,774
TOTAL INVESTMENT COMPANIES (Proceeds $716,009)		693,957

	Principal
	Amount
CORPORATE BONDS
Kaiser Aluminum & Chemical Corp.
12.750%, 02/01/2053	$1,157,000	1,446
The Neiman Marcus Group, Inc.
9.00%, 10/15/2015	460,968	450,596
TOTAL CORPORATE BONDS (Proceeds $458,199)		452,042
Total Securities Sold Short (Proceeds $3,294,812)		$3,119,712

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Options Written
December 31, 2009

	Contracts	Value
CALL OPTIONS
CapitalSource, Inc.
Expiration: January 2010, Exercise Price: $5.00	510	$2,040
SPDR Trust Series 1
Expiration: February 2010, Exercise Price: $118.00	20	1,340
SPDR Trust Series 1
Expiration: February 2010, Exercise Price: $100.00	20	1,420
Total Call Options		4,800

PUT OPTIONS
CIT Group, Inc.
Expiration: January 2010, Exercise Price: $25.00	20	1,000
Total Put Options		1,000
Total Options Written (Premiums received $16,218)		$5,800

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2009:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$32,577,949	$493,851 (1)	$240,282	(2)	$33,312,082
Convertible Preferred Stocks		-	258,720	-		258,720
Preferred Stocks		274,561	-	-		274,561
Investment Companies		90,000	-	-		90,000
Purchased Options		3,260	-	-		3,260
Convertible Bonds		-	2,121,499	-		2,121,499
Corporate Bonds		-	17,628,269	4,102,725		21,730,994
Escrow Notes		-	38,530	-		38,530
Warrants		279,344	416,000	-		695,344
Rights		2,610	-	-		2,610
Repurchase Agreements		-	15,262,933	-		15,262,933
Total Long Investments in Securities		$33,227,724	$36,219,802	$4,343,007		$73,790,533

Securities Sold Short:
Common Stocks		$(1,973,713)	$-	$-		$(1,973,713)
Investment Companies		(693,957)	-	-		(693,957)
Corporate Bonds		-	(452,042)	-		(452,042)
Total Securities Sold Short		$(2,667,670)	$(452,042)	$-		$(3,119,712)

Written Options		$(5,800)	$-	$-		$(5,800)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Coal Mining	$493,851
		$493,851

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Computer and Electronic Product Manufacturing	$240,282
		$240,282

The following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$6,068,551	$-	$-
Accrued discounts/premiums	77,231	-	-
Realized gain (loss)	(2,727,238)	-	-
Change in unrealized appreciation
(depreciation)	4,690,453	-	-
Net purchases (sales)	(3,104,123)	-	-
Transfer in and/or out of Level 3	(661,867)	-	-
Balance as of 12/31/09	$4,343,007	$-	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2009	$772,664	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
December 31, 2009

	Shares	Value
COMMON STOCKS - 77.7%
Administrative and Support Services - 1.9%
Equifax, Inc.	26,560	$820,438
Lender Processing Services, Inc.	8,284	336,828
Total Administrative and Support Services		1,157,266

Air Transportation - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	12,500	465,625
Ambulatory Health Care Services - 3.5%
Laboratory Corp. of America Holdings (a)	10,218	764,715
Omnicare, Inc.	15,016	363,087
Psychiatric Solutions, Inc. (a)	9,895	209,181
Quest Diagnostics, Inc./DE	13,198	796,895
Total Ambulatory Health Care Services		2,133,878

Beverage and Tobacco Product Manufacturing - 0.8%
Dr Pepper Snapple Group, Inc. (a)	16,000	452,800
Building Material and Garden Equipment and Supplies Dealers - 1.9%
Home Depot, Inc.	18,600	538,098
Lowe's Cos., Inc.	26,200	612,818
Total Building Material and Garden Equipment and Supplies Dealers		1,150,916

Chemical Manufacturing - 7.5%
Agrium, Inc.	8,000	492,000
Amgen, Inc. (a)	3,742	211,685
Biogen Idec, Inc. (a)	3,471	185,698
Bristol-Myers Squibb Co.	51,060	1,289,265
El du Pont de Nemours & Co.	23,400	787,878
Merck & Co., Inc. (a)	9,325	340,736
Migao Corp. (a)	50,000	333,222
The Mosaic Co.	9,000	537,570
Pfizer, Inc.	18,228	331,567
Total Chemical Manufacturing		4,509,621

Computer and Electronic Product Manufacturing - 2.5%
Activision Blizzard, Inc. (a)	9,748	108,300
Celera Corp. (a)	8,358	57,754
Hologic, Inc. (a)	63,502	920,779
Inverness Medical Innovations, Inc. (a)	10,273	426,432
Total Computer and Electronic Product Manufacturing		1,513,265

Couriers and Messengers - 1.2%
United Parcel Service, Inc. - Class B	12,800	734,336
Credit Intermediation and Related Activities - 1.5%
The Western Union Co.	48,200	908,570
Data Processing, Hosting and Related Services - 0.5%
Fiserv, Inc. (a)	6,243	302,661
Food Services and Drinking Places - 0.7%
Sonic Corp. (a)	38,800	390,716
Forestry and Logging - 1.1%
Shanghai Songrui Forestry Products, Inc. (a) (c) (d)	660,000	631,066

Furniture and Related Product Manufacturing - 0.6%
Masco Corp.	25,000	345,250
Health and Personal Care Stores - 2.9%
CVS Caremark Corp.	44,308	1,427,161
Mckesson Corp.	4,919	307,437
Total Health and Personal Care Stores		1,734,598

Heavy and Civil Engineering Construction - 0.3%
Mastec, Inc. (a)	15,000	187,500
Insurance Carriers and Related Activities - 0.9%
Fidelity National Financial, Inc. - Class A	41,400	557,244
Machinery Manufacturing - 0.6%
General Electric Co.	24,800	375,224
Merchant Wholesalers, Durable Goods - 0.8%
Covidien PLC	9,672	463,192
Merchant Wholesalers, Nondurable Goods - 0.2%
Cardinal Health, Inc.	4,234	136,504
Mining (except Oil and Gas) - 11.1%
Apollo Gold Corp. (a)	650,000	286,000
Avion Gold Corp. (a)	800,000	489,554
Barrick Gold Corp.	10,000	393,800
Canada Lithium Corp. (a)	100,000	43,505
Capital Gold Corp. (a)	200,000	178,200
Capstone Mining Corp. (a)	150,000	403,021
Dynasty Metals & Mining, Inc. (a)	30,000	141,129
Hudbay Minerals, Inc. (a)	40,000	518,000
IAMGOLD Corp.	30,000	469,200
MagIndustries Corp. (a)	800,000	397,763
Mercator Minerals Ltd. (a)	200,000	474,255
Neo Material Technologies, Inc. (a)	100,000	436,009
Newmont Mining Corp.	6,000	283,860
Pacific Rubiales Energy Corp. (a)	25,000	369,317
Phoscan Chemical Corp. (a)	500,000	176,890
Riversdale Mining Ltd. (a)	22,500	145,516
Teck Resources Ltd. - Class B (a)	18,500	646,945
Tournigan Energy Ltd. (a)	1,000,000	222,000
Ur-Energy, Inc. (a)	75,000	57,750
Vale SA - ADR	15,000	435,450
Western Lithium Canada Corp. (a)	100,000	137,687
Total Mining (except Oil and Gas)		6,705,851

Miscellaneous Manufacturing - 4.0%
Baxter International, Inc. (a)	8,105	475,602
Becton Dickinson & Co.	8,562	675,199
Boston Scientific Corp. (a)	34,521	310,689
CardioNet, Inc. (a)	34,377	204,199
Thermo Fisher Scientific, Inc. (a)	15,919	759,177
Total Miscellaneous Manufacturing		2,424,866

Oil and Gas Extraction - 9.0%
Alange Energy Corp. (a)	216,850	130,626
Anadarko Petroleum Corp.	3,362	209,856
BPZ Resources, Inc. (a)	50,000	475,000
Comstock Resources, Inc. (a)	22,900	929,053
Enterprise Products Partners LP	57,100	1,793,511
Petrohawk Energy Corp. (a)	20,000	479,800
Sandridge Energy, Inc. (a)	4,010	37,815
Southwestern Energy Co. (a)	5,000	241,000

XTO Energy, Inc.	23,900	1,112,067
Total Oil and Gas Extraction		5,408,728

Paper Manufacturing - 2.5%
Kimberly Clark Corp.	10,500	668,955
Sealed Air Corp.	37,000	808,820
Total Paper Manufacturing		1,477,775

Pipeline Transportation - 6.0%
Kinder Morgan Energy Partners LP	35,900	2,189,182
Magellan Midstream Partners LP	15,100	654,283
Plains All American Pipeline LP	14,900	787,465
Total Pipeline Transportation		3,630,930

Professional, Scientific, and Technical Services - 2.8%
Affymetrix, Inc. (a)	8,929	52,145
Cephalon, Inc. (a)	2,776	173,250
Exact Sciences Corp. (a)	7,200	24,408
Navigant Consulting, Inc. (a)	38,900	578,054
Omnicom Group, Inc.	21,100	826,065
Verisign, Inc. (a)	1,718	41,644
Total Professional, Scientific, and Technical Services		1,695,566

Publishing Industries (except Internet) - 3.3%
CA, Inc.	25,000	561,500
Electronic Arts, Inc. (a)	4,790	85,023
News Corp.	57,000	780,330
Oracle Corp.	13,300	326,382
Symantec Corp. (a)	11,848	211,961
Synopsys, Inc. (a)	1,710	38,099
Total Publishing Industries (except Internet)		2,003,295

Rental and Leasing Services - 0.5%
Ryder System, Inc.	7,700	317,009
Specialty Trade Contractors - 1.1%
Pike Electric Corp. (a)	12,500	116,000
Quanta Services, Inc. (a)	26,800	558,512
Total Specialty Trade Contractors		674,512

Support Activities for Mining - 0.7%
Transocean Ltd. (a)	5,302	439,006
Telecommunications - 1.2%
AT&T, Inc.	7,032	197,107
Fidelity National Information Services, Inc.	13,869	325,089
Verizon Communications, Inc.	6,170	204,412
Total Telecommunications		726,608

Transportation Equipment Manufacturing - 1.2%
Wabtec Corp./DE	17,800	726,952
Truck Transportation - 1.5%
Knight Transportation, Inc.	16,700	322,143
Landstar System, Inc.	14,990	581,162
Total Truck Transportation		903,305

Utilities - 2.2%
Energy Transfer Partners LP	29,000	1,304,130
Water Transportation - 0.4%
Kirby Corp. (a)	7,500	261,225

TOTAL COMMON STOCKS (Cost $43,843,331)		$46,849,990

INVESTMENT COMPANIES - 1.4%
Energy Select Sector SPDR Fund	2,702	154,041
Oil Service HOLDRs Trust	600	71,400
ProShares UltraShort Real Estate (a)	3,434	25,720
SPDR Gold Trust (a)	5,400	579,474
TOTAL INVESTMENT COMPANIES (Cost $771,628)		$830,635

WARRANTS - 0.0%
Shanghai Songrui Forestry Products Warrants
Expiration: June 2010, Exercise Price: $1.50 (d)	330,000	0
TOTAL WARRANTS (Cost $0)		$0

	Contracts
PURCHASED OPTIONS - 0.4%
Call Options - 0.1%
Baxter International, Inc.
Expiration: January 2010, Exercise Price: $60.00	125	5,625
BJ's Wholesale Club, Inc.
Expiration: January 2010, Exercise Price: $35.00	100	500
CBOE
Expiration: January 2010, Exercise Price: $27.50	200	14,000
Fiserv, Inc.
Expiration: January 2010, Exercise Price: $50.00	135	4,725
Freeport-McMoran Copper & Gold
Expiration: February 2010, Exercise Price: $85.00	50	14,000
GameStop Corp.
Expiration: January 2010, Exercise Price: $24.00	200	2,400
Expiration: January 2010, Exercise Price: $22.50	100	4,500
ITT Corp.
Expiration: January 2010, Exercise Price: $55.00	105	525
Lockheed Martin Corp.
Expiration: January 2010, Exercise Price: $80.00	50	750
Expiration: January 2010, Exercise Price: $85.00	25	125
Pitney Bowes, Inc.
Expiration: January 2010, Exercise Price: $25.00	100	250
Expiration: January 2010, Exercise Price: $30.00	200	500
Materials Select Sector SPDR Fund
Expiration: January 2010, Exercise Price: $33.00	50	3,000
Expiration: January 2010, Exercise Price: $34.00	50	1,500
Total Call Options		52,400

Put Options - 0.3%
Agrium, Inc.
Expiration: January 2010, Exercise Price: $60.00	80	9,200
Atlas Air Worldwide Holdings, Inc.
Expiration: January 2010, Exercise Price: $30.00	75	375
Expiration: January 2010, Exercise Price: $35.00	50	2,375
Barrick Gold Corp.
Expiration: January 2010, Exercise Price: $40.00	100	15,200
IAMGOLD Corp.
Expiration: January 2010, Exercise Price: $15.00	300	13,200
iShares FTSE/Xinhua China 25 Index Fund
Expiration: January 2010, Exercise Price: $40.00	360	7,200
Market Vectors - Gold Miners ETF
Expiration: January 2010, Exercise Price: $48.00	250	62,500

The Mosaic Co.
Expiration: January 2010, Exercise Price: $55.00	90	5,850
Oil Services Holders Trust
Expiration: January 2010, Exercise Price: $110.00	200	8,400
Petrohawk Energy Corp.
Expiration: January 2010, Exercise Price: $22.00	100	2,000
Expiration: January 2010, Exercise Price: $23.00	100	4,000
Southwestern Energy Co.
Expiration: January 2010, Exercise Price: $44.00	50	1,500
Teck Resources Ltd.
Expiration: January 2010, Exercise Price: $30.00	185	1,850
Expiration: January 2010, Exercise Price: $35.00	185	21,275
Vale SA
Expiration: January 2010, Exercise Price: $27.50	150	5,400
XTO Energy, Inc.
Expiration: January 2010, Exercise Price: $46.00	50	2,500
Expiration: January 2010, Exercise Price: $47.00	140	13,300
Total Put Options		176,125

TOTAL PURCHASED OPTIONS (Cost $422,988)		$228,525

Total Investments (Cost $45,037,947) - 79.5%		$47,909,150

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 24.2%
J.P. Morgan
0.000%, dated 12/31/2009, due 1/4/2010
repurchase price $14,559,527 (b)	14,559,527	14,559,527
TOTAL REPURCHASE AGREEMENTS (Cost $14,559,527)		$14,559,527

Other Assets in Excess of Liabilities - (3.7)%		(2,236,063)
TOTAL NET ASSETS - 100.0%		$60,232,614

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid security identified by Investment Advisor. The market value of these securities total $631,066 which represents 1.1% of total net assets.
(d) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $631,066, which represents 1.1% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
December 31, 2009

	Shares	Value
Baxter International, Inc.	10,000	$586,800
Bj's Wholesale Club, Inc.	10,000	327,100
Bob Evans Farms, Inc./DE	6,640	192,228
California Pizza Kitchen, Inc.	5,468	73,545
Carmax, Inc.	1,550	37,588
Cerner Corp.	460	37,922
Factset Research Systems, Inc.	634	41,762
Fiserv, Inc.	13,500	654,480
Foot Locker, Inc.	8,112	90,368
GameStop Corp. - Class A	20,000	438,800
Haverty Furniture, Inc.	4,232	58,105
Intuitive Surgical, Inc.	275	83,413
Isle Of Capri Casinos, Inc.	3,290	24,609
ITT Corp.	10,500	522,270
JOS A Bank Clothiers, Inc.	1,799	75,900
Lockheed Martin Corp.	5,000	376,750
Marine Products Corp.	1,490	7,346
Marriott International Inc. - Class A	2,286	62,290
Neogen Corp.	4,531	106,977
Panera Bread Co. - Class A	1,950	130,591
Patterson - UTI Energy, Inc.	7,370	113,129
Peets Coffee & Tea, Inc.	4,654	155,118
Penske Auto Group, Inc.	9,838	149,341
Pitney Bowes, Inc.	10,000	227,600
Pride International, Inc.	4,083	130,288
Robert Half International, Inc.	4,376	116,970
Staples, Inc.	4,201	103,303
Zoll Medical Corp.	6,869	183,540
TOTAL COMMON STOCKS (Proceeds $4,995,007)		5,108,133

INVESTMENT COMPANIES
Health Care Select Sector SPDR Fund	14,960	464,807
iShares Russell 2000 Index Fund	84,202	5,242,416
iShares Dow Jones U.S. Basic Materials Sector Index Fund	3,447	208,307
Proshares Ultrashort 20+ Year Treasury	2,944	147,200
Proshares Ultrashort S&P 500	9,722	341,048
Materials Select Sector SPDR Fund	5,000	165,000
SPDR S&P Retail ETF	23,476	835,746
TOTAL INVESTMENT COMPANIES (Proceeds $7,146,473)		7,404,524
Total Securities Sold Short (Proceeds $12,141,480)		$12,512,657

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
December 31, 2009

	Contracts	Value
CALL OPTIONS
Atlas Air Worldwide Holdings, Inc.
Expiration: February 2010, Exercise Price: $37.50	100	$24,500
The Mosaic Co.
Expiration: January 2010, Exercise Price: $60.00	90	19,800
XTO Energy, Inc.
Expiration: February 2010, Exercise Price: $50.00	140	4,900
		49,200
PUT OPTIONS
Barrick Gold Corp.
Expiration: January 2010, Exercise Price: $36.00	100	2,600
Oil Services Holders Trust
Expiration: January 2010, Exercise Price: $115.00	100	11,700
Southwestern Energy Co.
Expiration: January 2010, Exercise Price: $41.00	50	600
		14,900
Total Options Written (Premiums received $90,467)		$64,100

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2009:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$45,821,161	$397,763	$631,066	(1)	$46,849,990
Investment Companies		830,635	-	-		830,635
Purchased Options		228,525	-	-		228,525
Warrants		-	-	-	*	-
Repurchase Agreements		-	14,559,527	-		14,559,527
Total Investment in Securities		$46,880,321	$14,957,290	-		$62,468,677

Securites Sold Short:
Common Stocks		$(5,108,133)	$-	$-		$(5,108,133)
Investment Companies		(7,404,524)	-	-		(7,404,524)
Total Securities Sold Short		$(12,512,657)	$-	$-		$(12,512,657)

Written Options		$(64,100)	$-	$-		$(64,100)

* Warrants are valued at $0

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Forestry and Logging	$631,066

The following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08		$-	-	-
Accrued discounts/premiums		-	-	-
Realized gain (loss)		-	-	-
Change in unrealized appreciation
(depreciation)		(6,430)	-	-
Net purchases (sales)		637,496	-	-
Transfer in and/or out of Level 3		-	-	-
Balance as of 12/31/09		$631,066	$-	$-

Change in unrealized appreciation/depreciation during the
year for level 3 investments held at December 31, 2009		$(6,430)	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral Equity
Schedule of Investments
December 31, 2009

	Shares	Value
COMMON STOCKS - 88.6%
Administration of Human Resource Programs - 0.2%
Adecco SA	2,100	$115,815
Administrative and Support Services - 0.8%
Brink's Home Security Holdings, Inc. (a)	4,250	138,720
Equifax, Inc.	4,950	152,905
The Geo Group, Inc. (a)	6,633	145,130
Protection One, Inc. (a)	2,171	14,003
Total Administrative and Support Services		450,758

Air Transportation - 0.8%
AirTran Holdings, Inc. (a)	8,408	43,890
Atlas Air Worldwide Holdings Inc. (a)	4,205	156,636
Bristow Group, Inc. (a)	1,388	53,368
Finmeccanica SpA	6,900	110,686
Pinnacle Airlines Corp. (a)	3,109	21,390
Skywest, Inc.	2,651	44,855
Total Air Transportation		430,825

Ambulatory Health Care Services - 1.0%
Air Methods Corp. (a)	559	18,794
Amsurg Corp. (a)	5,419	119,326
Chemed Corp.	1,701	81,597
NovaMed, Inc. (a)	12,900	50,052
Quest Diagnostics, Inc.	3,010	181,744
Virtual Radiologic Corp. (a)	7,965	101,633
Total Ambulatory Health Care Services		553,146

Amusement, Gambling, and Recreation Industries - 0.4%
Global Payments, Inc.	4,200	226,212
MTR Gaming Group, Inc. (a)	21,312	27,706
Total Amusement, Gambling, and Recreation Industries		253,918

Animal Production - 0.0%
HQ Sustainable Maritime Industries, Inc. (a)	4,047	28,491
Apparel Manufacturing - 0.7%
American Apparel, Inc. (a)	8,697	26,961
Carter, Inc. (a)	2,557	67,121
Jones Apparel Group, Inc.	4,350	69,861
Koninklijke Philips Electronics NV	4,900	145,264
Maidenform Brands, Inc. (a)	5,309	88,607
Total Apparel Manufacturing		397,814

Beverage and Tobacco Product Manufacturing - 2.3%
Coca-Cola Enterprises, Inc.	16,460	348,952
Imperial Tobacco Group PLC	3,500	110,802
Nichirei Corp.	45,000	155,581
PepsiCo, Inc.	2,560	155,648
QP Corp.	14,200	150,790
Suedzucker AG	7,400	154,244

Tate & Lyle PLC	15,000	104,834
Toyo Suisan Kaisha Ltd	5,000	114,619
Total Beverage and Tobacco Product Manufacturing		1,295,470

Broadcasting (except Internet) - 0.7%
Grupo Televisa SA - ADR	9,950	206,562
Mediacom Communications Corp. - ADR (a)	11,025	49,282
PagesJaunes Groupe	14,500	162,134
Total Broadcasting (except Internet)		417,978

Building Material and Garden Equipment and Supplies Dealers - 0.1%
Titan Machinery, Inc. (a)	3,416	39,421
Chemical Manufacturing - 6.1%
Akzo Nobel NV	1,800	119,730
Alberto-Culver Co	2,920	85,527
BASF SE	2,500	155,755
Bristol-Myers Squibb Co.	7,290	184,072
Colgate Palmolive Co.	2,400	197,160
Dendreon Corp. (a)	4,150	109,062
DIC Corp.	69,000	117,056
GlaxoSmithKline PLC - ADR	3,900	164,775
HB Fuller Co.	2,900	65,975
Hospira, Inc. (a)	1,900	96,900
IDEXX Laboratories, Inc. (a)	2,600	138,944
Inter Parfums, Inc.	129	1,570
Intrepid Potash, Inc. (a)	4,400	128,348
Johnson & Johnson	3,170	204,180
KMG Chemicals, Inc.	6,220	92,989
Life Technologies Corp. (a)	6,110	319,125
Mitsubishi Chemical Holdings Corp.	23,500	99,415
Mitsui Chemicals, Inc.	42,000	108,230
Myers Industries, Inc.	2,848	25,917
NBTY, Inc. (a)	3,050	132,797
Omnova Solutions, Inc. (a)	810	4,965
PPG Industries, Inc.	2,250	131,715
Quidel Corp. (a)	2,659	36,641
Rengo Co.	26,000	154,099
Showa Denko Kk	54,000	107,264
Sumitomo Chemical Co. Ltd.	27,000	117,410
Tetra Technologies, Inc. (a)	968	10,725
Teva Pharmaceutical Industries Ltd. - ADR (a)	3,670	206,181
Valeant Pharmaceuticals International (a)	5,100	162,129
Total Chemical Manufacturing		3,478,656

Clothing and Clothing Accessories Stores - 2.7%
Aeropostale, Inc. (a)	3,750	127,688
Benetton Group SpA	17,600	157,438
Bulgari SpA	19,200	158,401
The Cato Corp.	2,331	46,760
Charming Shoppes, Inc. (a)	6,110	39,532
Dress Barn, Inc. (a)	1,866	43,105
Electrolux AB - Series B (a)	6,700	156,856
Gap, Inc.	5,250	109,988
Gymboree Corp. (a)	254	11,046
Home Retail Group PLC	16,500	75,288
Limited Brands, Inc.	6,300	121,212
Ross Stores, Inc.	3,440	146,922
The Swatch Group AG	640	162,034

TJX Cos., Inc.	4,420	161,551
Total Clothing and Clothing Accessories Stores		1,517,821

Commercial Banking - 1.8%
3i Group PLC	16,800	76,793
Bankinter SA	8,200	84,049
Banca Carige SpA	34,300	91,654
Banco de Sabadell SA	14,800	82,214
Banco Espirito Santo SA	15,200	99,580
Commerzbank AG (a)	8,700	73,397
Corp Financiera Alba	1,900	99,553
Industrial & Commercial Bank of China Asia Ltd.	48,000	104,625
Piraeus Bank SA	7,300	84,661
Sohgo Security Services Co. Ltd.	9,600	107,405
Svenska Handelsbanken AB - A Shares	3,900	111,309
Total Commercial Banking		1,015,240

Computer and Electronic Product Manufacturing - 9.2%
Altera Corp.	12,050	272,691
Analog Devices, Inc.	4,620	145,900
Anaren, Inc. (a)	8,625	129,806
Argon ST, Inc. (a)	4,358	94,656
Celestica, Inc. (a)	11,500	108,560
Ceva, Inc. (a)	10,046	129,192
Cisco Systems, Inc. (a)	5,030	120,418
Communications Systems, Inc.	4,005	49,822
Compellent Technologies, Inc. (a)	925	20,979
Cree, Inc. (a)	2,800	157,836
Cubic Corp.	1,380	51,474
Dolby Laboratories, Inc. - Class A (a)	3,700	176,601
EMC Corp./Massachusetts (a)	7,980	139,411
FEI Co. (a)	1,720	40,179
Fossil, Inc. (a)	6,000	201,360
GSI Technology (a)	13,428	60,157
Harvard Bioscience, Inc. (a)	19,498	69,608
Hewlett-Packard Co.	3,580	184,406
Hittite Microwave Corp. (a)	584	23,798
Intel Corp.	5,710	116,484
InterDigital, Inc. (a)	5,235	138,937
International Business Machines Corp.	860	112,574
Jabil Circuit, Inc.	10,930	189,854
Kopin Corp. (a)	32,402	135,440
LaserCard Corp. (a)	3,562	20,553
Lattice Semiconductor Corp. (a)	12,206	32,956
Micrel, Inc.	16,206	132,889
Micron Technology, Inc. (a)	3,250	34,320
NetApp, Inc. (a)	6,390	219,752
Nvidia Corp. (a)	8,700	162,516
OSI Systems, Inc. (a)	6,657	181,603
Rimage Corp. (a)	3,754	65,094
RTI Biologics, Inc. (a)	3,344	12,841
Sandisk Corp. (a)	1,200	34,788
Seagate Technology	9,900	180,081
Seiko Epson Corp.	1,400	22,488
Sony Corp. - ADR	5,200	150,800
Spectrum Control, Inc. (a)	15,514	146,918
SRS Labs, Inc. (a)	9,425	69,085
STMicroelectronics NV	9,300	86,211

Telefonaktiebolaget LM Ericsson - ADR (a)	12,300	113,037
Tyco International Ltd.	3,460	123,453
Universal Electronics, Inc. (a)	6,524	151,487
Western Digital Corp. (a)	3,650	161,148
Xilinx, Inc.	6,750	169,155
Zoran Corp. (a)	8,428	93,129
Total Computer and Electronic Product Manufacturing		5,234,447

Construction of Buildings - 1.0%
Ciments Francais SA	1,000	106,083
Hill International, Inc. (a)	16,060	100,214
Kajima Corp.	40,000	80,313
Kandenko Co. Ltd.	16,000	100,499
Standard Pacific Corp. (a)	7,974	29,823
Titan Cement Co.	3,400	99,041
Toda Corp.	22,000	69,920
Total Construction of Buildings		585,893

Credit Intermediation and Related Activities - 3.1%
Advance America Cash Advance Centers	11,608	64,540
Beacon Federal Bancorp, Inc.	13,177	124,523
Cash America International, Inc.	371	12,970
Commerce Bancshares, Inc.	1,280	49,562
Credit Suisse Group AG - ADR	3,200	157,312
ESB Financial Corp	1,529	20,213
First Cash Financial Services, Inc. (a)	2,266	50,283
First Defiance Financial Corp.	4,572	51,618
First South Bancorp, Inc.	2,654	27,336
Flushing Financial Corp	1,294	14,570
Heartland Financial USA, Inc.	4,244	60,901
K-Fed Bancorp	3,647	32,057
Meridian Interstate Bancorp, Inc.	11,439	99,405
NASB Financial, Inc.	1,481	34,493
National Bank of Greece SA - ADR	21,700	113,057
Newalliance Bancshares, Inc.	11,284	135,521
Northern Trust Corp.	2,550	133,620
Northrim Bancorp, Inc.	8,774	148,105
OceanFirst Financial Corp.	10,475	118,368
Oriental Financial Group, Inc.	1,673	18,068
Penns Woods Bancorp, Inc.	721	23,389
PHH Corp. (a)	927	14,934
Porter Bancorp, Inc.	1,791	26,937
Provident New York Bancorp	7,357	62,093
QC Holdings, Inc.	14,116	67,898
Rockville Financial, Inc.	6,507	68,324
Wintrust Financial Corp.	1,003	30,882
Total Credit Intermediation and Related Activities		1,760,979

Data Processing, Hosting and Related Services - 1.1%
DST Systems, Inc. (a)	3,800	165,490
Fiserv, Inc. (a)	2,900	140,592
Knology, Inc. (a)	14,170	155,161
Red Hat, Inc. (a)	5,750	177,675
Total Data Processing, Hosting and Related Services		638,918

Educational Services - 0.8%
Ambassadors Group, Inc.	6,243	82,969
Bridgepoint Educators, Inc. (a)	1,533	23,026

Career Education Corp. (a)	4,750	110,723
ITT Educational Services, Inc. (a)	1,450	139,142
Lincoln Educational Services Corp. (a)	2,970	64,360
Universal Technical Institute, Inc. (a)	3,192	64,478
Total Educational Services		484,698

Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
AO Smith Corp	2,300	99,797
AZZ, Inc. (a)	426	13,930
Emerson Electric Co.	2,790	118,854
Energizer Holdings, Inc. (a)	2,050	125,624
Fuji Electric Holdings Co. Ltd.	10,000	17,179
Helen Of Troy Corp. Ltd. (a)	2,826	69,124
Hitachi (a)	45,000	137,220
National Presto Industries, Inc.	411	44,894
Vicor Corp. (a)	12,414	115,450
Total Electrical Equipment, Appliance, and Component Manufacturing		742,072

Electronics and Appliance Stores - 0.3%
Best Buy Co., Inc.	3,680	145,213
Reading International, Inc. (a)	6,950	28,147
Rex Stores Corp. (a)	943	13,259
Total Electronics and Appliance Stores		186,619

Fabricated Metal Product Manufacturing - 0.8%
Alliant Techsystems, Inc. (a)	1,180	104,159
Crown Holdings, Inc. (a)	7,620	194,920
Ducommun, Inc.	5,175	96,824
Smith & Wesson Holdings Corp. (a)	19,834	81,121
Total Fabricated Metal Product Manufacturing		477,024

Food Manufacturing - 2.4%
B&G Foods, Inc.	6,572	60,331
Corn Products International, Inc.	2,940	85,936
Dean Foods Co. (a)	8,000	144,320
Hain Celestial Group, Inc. (a)	12,494	212,523
HJ Heinz Co	7,820	334,383
The JM Smucker Co.	1,400	86,450
Kraft Foods, Inc.	6,040	164,167
Lifeway Foods, Inc. (a)	6,388	75,890
Peets Coffee & Tea, Inc. (a)	2,428	80,925
Smart Balance, Inc. (a)	24,717	148,302
Total Food Manufacturing		1,393,227

Food Services and Drinking Places - 1.4%
Brinker International, Inc.	6,550	97,726
California Pizza Kitchen, Inc. (a)	5,261	70,760
Dennys Corp. (a)	25,166	55,114
Dominos Pizza, Inc. (a)	9,225	77,305
Jack In The Box, Inc. (a)	4,856	95,518
Krispy Kreme Doughnuts, Inc. (a)	7,855	23,172
O'Charleys, Inc. (a)	6,497	42,555
OPAP SA	6,200	136,342
Ruby Tuesday, Inc. (a)	6,735	48,492
Starbucks Corp. (a)	7,700	177,562
Total Food Services and Drinking Places		824,546

Furniture and Related Product Manufacturing - 0.3%

HNI Corp.	5,000	138,150
Sealy Corp. (a)	17,194	54,333
Total Furniture and Related Product Manufacturing		192,483

General Merchandise Stores - 0.8%
99 Cents Only Stores (a)	4,011	52,424
Arden Group, Inc.	180	17,211
Big Lots, Inc. (a)	4,590	133,018
Dollar Tree, Inc. (a)	3,420	165,186
Fred's, Inc. - Class A	4,691	47,848
O'Reilly Automotive, Inc. (a)	1,530	58,324
Total General Merchandise Stores		474,011

Health and Personal Care Stores - 2.0%
Celesio AG	4,000	101,495
Express Scripts, Inc. (a)	1,800	155,610
Mckesson Corp. (a)	2,620	163,750
Medco Health Solutions, Inc. (a)	2,910	185,978
Mediceo Paltac Holdings Co. Ltd.	7,700	95,160
Miraca Holdings, Inc.	3,600	98,373
Owens & Minor, Inc.	2,800	120,204
PharMerica Corp. (a)	5,563	88,341
Suzuken Co. Ltd.	3,400	111,344
Total Health and Personal Care Stores		1,120,255

Heavy and Civil Engineering Construction - 0.3%
Great Lakes Dredge & Dock Corp.	20,198	130,883
Primoris Services Corp.	1,673	13,334
Total Heavy and Civil Engineering Construction		144,217

Hospitals - 0.3%
Magellan Health Services, Inc. (a)	3,338	135,957
Tenet Healthcare Corp. (a)	10,813	58,282
Total Hospitals		194,239

Insurance Carriers and Related Activities - 2.5%
Aflac, Inc.	3,960	183,150
Amlin PLC	18,300	106,025
Amtrust Financial Services, Inc.	3,422	40,448
Conseco, Inc. (a)	2,564	12,820
Delphi Financial Group - Class A	2,377	53,174
eHealth, Inc. (a)	5,007	82,265
First Acceptance Corp. (a)	15,455	30,137
First Mercury Financial Corp.	1,755	24,061
Fondiaria-Sai SpA	8,700	98,091
Horace Mann Educators Corp.	5,737	71,713
Kansas City Life Insurance Co.	1,503	44,714
Muenchener Rueckversicherungs AG	1,200	186,940
National Interstate Corp.	4,122	69,909
Nymagic, Inc.	5,871	97,400
RSA Insurance Group PLC	77,600	151,159
Selective Insurance Group	2,292	37,704
Zurich Financial Services AG	670	146,701
Total Insurance Carriers and Related Activities		1,436,411

Machinery Manufacturing - 2.6%
AAON, Inc.	6,361	123,976
Aixtron AG - ADR	3,200	107,200

Alamo Group, Inc.	4,500	77,175
Applied Materials, Inc.	9,180	127,969
Blount International, Inc. (a)	6,821	68,892
CAE, Inc.	5,228	43,026
Coinstar, Inc. (a)	4,657	129,372
Cummins, Inc.	2,770	127,032
Graco, Inc.	5,250	149,993
Illinois Tool Works, Inc.	2,900	139,171
Martin Marietta Materials, Inc.	1,400	125,174
Mitsui Engineering & Shipbuilding Co. Ltd.	46,000	109,647
Nordson Corp.	2,800	171,304
Total Machinery Manufacturing		1,499,931

Management of Companies and Enterprises - 0.9%
American Equity Investment Life Holding Company (a)	7,046	52,422
Bar Harbor Bankshares	1,620	44,469
Cardinal Financial Corp.	15,638	136,676
CNB Financial Corp.	1,156	18,485
EMC Insurance Group, Inc.	1,547	33,276
Hallmark Financial Services, Inc. (a)	14,991	119,328
Park National Corp.	450	26,496
Simmons First National Corp.	2,508	69,723
Total Management of Companies and Enterprises		500,875

Merchant Wholesalers, Durable Goods - 0.7%
Brightpoint, Inc. (a)	4,152	30,517
Covidien PLC	2,890	138,402
Dorman Products, Inc. (a)	4,679	73,273
PSS World Medical, Inc. (a)	229	5,169
WW Grainger, Inc.	1,400	135,562
Total Merchant Wholesalers, Durable Goods		382,923

Merchant Wholesalers, Nondurable Goods - 1.2%
Airgas, Inc.	2,800	133,280
Amerisourcebergen Corp.	5,360	139,735
Herbalife Ltd.	4,250	172,423
Sigma-Aldrich Corp.	2,550	128,852
Universal Corp.	2,827	128,939
Total Merchant Wholesalers, Nondurable Goods		703,229

Mining (except Oil and Gas) - 2.6%
Barrick Gold Corp.	4,600	181,148
BlueScope Steel	30,615	85,524
Boliden AB	10,300	132,589
Cia de Minas Buenaventura SA - ADR	2,900	97,063
Hecla Mining Co. (a)	3,347	20,684
International Coal Group, Inc. (a)	8,093	31,239
James River Coal Co. (a)	3,720	68,932
Kazakhmys PLC (a)	5,000	107,249
Kobe Steel Ltd.	60,000	108,230
Lihir Gold Ltd. - ADR (a)	2,900	84,651
Maruichi Steel Tube Ltd.	7,700	153,529
Mitsui Mining & Smelting Co. Ltd. (a)	38,000	97,922
Pan American Silver Corp. (a)	3,400	80,954
Southern Copper Corp.	4,250	139,868
Yamana Gold, Inc.	8,900	101,282
Total Mining (except Oil and Gas)		1,490,864

Miscellaneous Manufacturing - 2.8%
Beckman Coulter, Inc.	2,250	147,240
Cantel Medical Corp. (a)	3,883	78,359
Exactech, Inc. (a)	4,867	84,248
Hillenbrand, Inc.	7,500	141,300
Home Diagnostics, Inc. (a)	7,180	43,798
Invacare Corp.	5,317	132,606
Kinetic Concepts, Inc. (a)	3,400	128,010
Medical Action Industries, Inc. (a)	3,991	64,095
Nalco Holding Company	7,000	178,570
Newmarket Corp.	892	102,375
Oil-Dri Corp of America	7,199	111,584
Sport Supply Group, Inc.	7,017	88,344
STERIS Corp.	3,950	110,482
Symmetry Medical, Inc. (a)	5,064	40,816
WMS Industries, Inc. (a)	3,400	136,000
Total Miscellaneous Manufacturing		1,587,827

Miscellaneous Store Retailers - 0.8%
Ashland, Inc.	4,060	160,857
PetSmart, Inc.	5,100	136,119
Staples, Inc. (a)	6,300	154,917
Total Miscellaneous Store Retailers		451,893

Motion Picture and Sound Recording Industries - 0.3%
Cinemark Holdings, Inc.	10,338	148,557
Gaiam, Inc. - Class A (a)	5,021	38,612
Total Motion Picture and Sound Recording Industries		187,169

Motor Vehicle and Parts Dealers - 0.2%
Advance Auto Parts, Inc.	3,500	141,680
Nonstore Retailers - 0.2%
Sohu.com, Inc. (a)	2,250	128,880
Nursing and Residential Care Facilities - 0.1%
Assisted Living Concepts, Inc. (a)	1,802	47,519
Oil and Gas Extraction - 1.1%
Advantage Oil & Gas Ltd.	16,100	104,972
Caltex Australia	11,897	99,384
Cosmo Oil Co. Ltd.	45,000	94,218
El Paso Corp.	10,900	107,147
Georesources, Inc. (a)	3,142	42,920
Southwestern Energy Co. (a)	3,200	154,240
Total Oil and Gas Extraction		602,881

Other Information Services - 0.3%
Expedia, Inc. (a)	5,850	150,403
Internet Brands, Inc. (a)	4,547	35,603
Total Other Information Services		186,006

Paper Manufacturing - 1.3%
Clearwater Paper Corp. (a)	1,568	86,193
Graphic Packaging Holding Co. (a)	32,192	111,706
Greif, Inc.	2,900	156,542
Holmen AB - B Shares	3,900	99,753
Kapstone Paper & Packaging Corp. (a)	7,233	71,245
Svenska Cellulosa AB - B Shares	7,700	102,726
Wausau Paper Corp.	10,362	120,199
Total Paper Manufacturing		748,364

Performing Arts, Spectator Sports, and Related Industries - 0.1%
Penn National Gaming, Inc.(a)	2,170	58,981
Personal and Laundry Services - 0.2%
Standard Parking Corp. (a)	8,360	132,757
Pharmaceutical and Medicine Manufacturing - 0.4%
Actelion Ltd. (a)	2,600	138,740
Wuxi Pharmatech Cayman, Inc. - ADR (a)	7,000	111,720
Total Pharmaceutical and Medicine Manufacturing		250,460

Plastics and Rubber Products Manufacturing - 0.5%
Armstrong World Industries Inc. (a)	3,510	136,645
Tredegar Corp.	8,904	140,861
Total Plastics and Rubber Products Manufacturing		277,506

Primary Metal Manufacturing - 0.3%
Nucor Corp.	3,200	149,280
Printing and Related Support Activities - 1.2%
American Greetings Corp. - Class A	3,784	82,454
Avery Dennison Corp. (a)	1,270	46,342
Courier Corp.	6,837	97,427
Deluxe Corp.	16,802	248,502
Ennis, Inc.	1,252	21,021
Multi Color Corp.	2,616	31,941
RR Donnelley & Sons Co.	6,330	140,969
Total Printing and Related Support Activities		668,656

Professional, Scientific, and Technical Services - 5.1%
Advent Software, Inc. (a)	3,100	126,263
Alliance Data Systems Corp. (a)	2,650	171,163
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,350	148,690
Bio-Rad Laboratories, Inc. - Class A (a)	1,660	160,124
Cambrex Corp. (a)	15,185	84,732
Cerner Corp. (a)	2,250	185,490
Cogo Group, Inc. (a)	6,697	49,357
Constant Contact, Inc. (a)	1,477	23,632
Convergys Corp. (a)	2,570	27,627
Diamond Management & Technology Consultants, Inc.	1,981	14,600
DynCorp International, Inc. - Class A (a)	4,895	70,243
F5 Networks, Inc. (a)	3,360	178,013
Factset Research Systems, Inc. (a)	2,700	177,849
Genpact Ltd. (a)	9,700	144,530
GP Strategies Corp. (a)	4,114	30,978
Hewitt Associates, Inc. - Class A (a)	2,510	106,073
JDA Software Group, Inc. (a)	2,250	57,308
Mastercard, Inc. - Class A	560	143,349
Moduslink Global Solutions, Inc. (a)	12,413	116,806
priceline.com, Inc. (a)	860	187,910
Schawk, Inc.	2,120	28,832
SRA International, Inc. - Class A (a)	3,515	67,137
Startek, Inc. (a)	10,852	81,173
Sykes Enterprises, Inc. (a)	4,350	110,795
Symyx Technologies (a)	6,302	34,661
Synnex Corp. (a)	1,608	49,301
Unisys Corp. (a)	2,921	112,634
Valueclick, Inc. (a)	3,082	31,190
Virtusa Corp. (a)	3,219	29,164
VMware, Inc. - Class A (a)	3,650	154,687

Total Professional, Scientific, and Technical Services		2,904,311

Publishing Industries (except Internet) - 3.1%
ActivIdentity Corp. (a)	14,502	34,080
Actuate Corp. (a)	11,503	49,233
Adobe Systems, Inc. (a)	4,700	172,866
Art Technology Group, Inc. (a)	33,775	152,325
BMC Software, Inc. (a)	3,800	152,380
Falconstor Software, Inc. (a)	13,099	53,182
GSE Systems, Inc. (a)	22,972	125,886
Lawson Software, Inc. (a)	21,585	143,540
Manhattan Associates, Inc. (a)	528	12,688
McClatchy Co. - Class A	33,181	117,461
MICROS Systems, Inc. (a)	4,550	141,186
Novell, Inc. (a)	33,424	138,710
Nuance Communications, Inc. (a)	3,450	53,613
Oracle Corp.	5,520	135,461
Renaissance Learning, Inc.	3,562	40,464
Saba Software, Inc. (a)	26,735	110,683
Scholastic Corp.	4,108	122,542
Total Publishing Industries (except Internet)		1,756,300

Rail Transportation - 0.4%
Union Pacific Corp.	3,350	214,065
Real Estate - 1.6%
Brandywine Realty Trust	3,966	45,212
Capstead Mortgage Corp.	1,012	13,814
Dynex Capital, Inc.	16,318	142,456
FelCor Lodging Trust, Inc. (a)	4,420	15,912
Getty Realty Corp.	5,105	120,121
Glimcher Realty Trust	14,304	38,621
Omega Healthcare Investors, Inc.	3,936	76,555
One Liberty Properties, Inc.	4,178	36,683
PMC Commercial Trust	327	2,453
Ramco-Gershenson Properties Trust	7,173	68,430
UMH Properties, Inc.	8,571	72,682
UOL Group Ltd.	46,000	133,267
Ventas, Inc.	3,600	157,464
Total Real Estate		923,670

Rental and Leasing Services - 0.2%
Rent-A-Center, Inc. (a)	5,088	90,159
Retail Trade - 0.1%
Shimachu Co.	4,300	84,121
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
Epoch Holding Corp.	2,661	27,807
GLG Partners, Inc. (a)	17,618	56,730
Harris & Harris Group, Inc. (a)	13,830	63,203
IntercontinentalExchange, Inc. (a)	1,100	123,530
Janus Capital Group, Inc.	7,350	98,858
Knight Capital Group, Inc. (a)	5,140	79,156
Price T Rowe Group, Inc.	3,200	170,400
Rewards Network, Inc.	4,528	57,234
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		676,918

Software Publishers - 0.8%
Capcom Co. Ltd.	5,600	92,056
Logica PLC	89,100	163,630
Ns Solutions Corp.	6,300	99,166
Sage Group	22,200	78,886
Total Software Publishers		433,738

Sporting Goods, Hobby, Book, and Music Stores - 1.9%
Bunzl PLC	14,500	158,087
Fraser & Neave Ltd.	55,000	164,431
Hochtief AG	2,000	153,533
Jo-Ann Stores, Inc. (a)	431	15,620
Keppel Corp.	19,000	111,307
Murray & Roberts Holdings Ltd	26,800	168,789
Schindler Holding AG	1,500	115,496
SembCorp Industries Ltd.	61,000	160,658
Winmark Corp. (a)	743	16,383
Total Sporting Goods, Hobby, Book, and Music Stores		1,064,304

Support Activities for Mining - 1.1%
Cal Dive International, Inc. (a)	18,014	136,186
Diamond Offshore Drilling, Inc.	1,600	157,472
Global Industries Ltd. (a)	5,405	38,538
Nippon Oil Corp.	30,000	138,508
Oceaneering International, Inc. (a)	2,800	163,856
Total Support Activities for Mining		634,560

Telecommunications - 3.4%
American Tower Corp. (a)	4,000	172,840
AT&T, Inc.	6,020	168,741
Bouygues SA	1,800	93,991
BT Group PLC - ADR	6,700	145,658
Cincinnati Bell, Inc. (a)	24,640	85,008
Cogent Communications Group, Inc. (a)	11,357	111,980
Consolidated Communications Holdings, Inc.	2,723	47,652
Equinix, Inc. (a)	1,600	169,840
General Communication, Inc. (a)	12,701	81,032
Syniverse Holdings, Inc. (a)	6,950	121,486
Telecom Italia SpA	136,600	151,371
Turkcell Iletisim Hizmet AS - ADR	5,900	103,191
Valmont Industries, Inc. (a)	2,050	160,822
Vivendi SA	5,400	160,977
Vodafone Group PLC - ADR	7,140	164,863
Total Telecommunications		1,939,452

Transportation Equipment Manufacturing - 3.3%
Abertis Infraestructuras SA	7,100	160,001
ATC Technology Corp. (a)	591	14,095
Briggs & Stratton Corp.	6,617	123,804
Eaton Corp.	1,580	100,520
Fukuyama Transporting Co. Ltd.	24,000	110,292
Gentex Corp.	3,540	63,189
Johnson Controls, Inc.	3,080	83,899
Macquarie Infrastructure Group	132,323	158,676
Miller Industries, Inc. (a)	4,915	55,785
Navistar International Corp. (a)	3,500	135,275
Nippon Express Co.	27,000	110,453
SMRT Corp. Ltd.	132,000	179,464

Todd Shipyards Corp.	6,380	106,929
United Technologies Corp.	2,480	172,137
WABCO Holdings, Inc.	5,250	135,398
Yamato Holdings Co.	14,000	193,611
Total Transportation Equipment Manufacturing		1,903,528

Truck Transportation - 0.3%
JB Hunt Transport Services, Inc.	5,200	167,804
Utilities - 2.3%
Avista Corp.	2,391	51,622
Central Vermont Public Service Corp.	1,400	29,120
Centrica PLC	25,700	116,686
China Resources Power Holdings Co. Ltd.	44,000	87,621
Drax Group PLC	18,500	123,947
Enel SpA	18,900	109,663
EQT Corp.	3,800	166,896
IDACORP, Inc.	755	24,122
ITC Holdings Corp.	3,100	161,479
OGE Energy Corp.	5,380	198,468
PNM Resources, Inc.	2,596	32,840
RWE AG	800	77,939
Southwest Gas Corp.	4,010	114,405
Total Utilities		1,294,808

Waste Management and Remediation Services - 0.2%
Perma-Fix Environmental Services (a)	45,405	103,069
Water Transportation - 0.1%
Horizon Lines, Inc. - Class A	14,207	79,133
Wholesale Electronic Markets and Agents and Brokers - 0.3%
Scansource, Inc. (a)	1,274	34,016
Tech Data Corp. (a)	2,957	137,973
Total Wholesale Electronic Markets and Agents and Brokers		171,989

Wood Product Manufacturing - 0.2%
Universal Forest Products, Inc.	2,390	87,976
TOTAL COMMON STOCKS (Cost $46,094,087)		$50,612,978

INVESTMENT COMPANIES - 0.3%
Financial Select Sector SPDR Fund	9,560	137,568
TOTAL INVESTMENT COMPANIES (Cost $137,249)		$137,568

Total Investments (Cost $46,231,336) - 88.9%		$50,750,546
	Principal
	Amount
REPURCHASE AGREEMENTS - 8.6%
J.P. Morgan
0.000%, dated 12/31/2009, due 01/04/2010
repurchase price $4,932,916 (b)	$4,932,916	4,932,916
TOTAL REPURCHASE AGREEMENTS (Cost $4,932,916)		$4,932,916

Other Assets in Excess of Liabilities - 2.5%		1,434,512
TOTAL NET ASSETS - 100.0%		$57,117,974

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral Equity
Schedule of Securities Sold Short
December 31, 2009

	Shares	Value
COMMON STOCKS
AM Castle & Co.	2,946	$40,331
AP Moller - Maersk A/S - Class B	15	105,763
Acacia Research - Acacia Technologies	1,660	15,123
Acciona SA	800	104,477
Accor SA	2,100	115,150
Aceto Corp.	4,609	23,736
Acuity Brands, Inc.	500	17,820
Acxiom Corp.	9,537	127,987
Admiral Group PLC	6,200	119,069
Advanced Energy Industries, Inc.	3,627	54,695
Aecom Technology Corp.	4,350	119,625
Aegon NV	16,600	108,038
Aerovironment, Inc.	4,189	121,816
Aetna, Inc.	5,160	163,572
Air Products & Chemicals, Inc.	2,100	170,226
Airvana, Inc.	2,803	21,303
Akamai Technologies, Inc.	5,600	141,848
Albemarle Corp.	4,650	169,120
Alexander & Baldwin, Inc.	2,785	95,331
Alico, Inc.	3,225	91,783
Allete, Inc.	3,341	109,184
Alpha Natural Resources, Inc.	3,400	147,492
AMCOL International Corp.	2,874	81,679
American Campus Communities, Inc.	2,650	74,465
American Railcar Industries, Inc.	5,322	58,648
American Reprographics Co.	4,340	30,423
American Woodmark Corp.	637	12,536
AMERIGROUP Corp.	3,465	93,416
Ameris Bancorp	7,916	56,682
Analogic Corp.	2,538	97,738
Anheuser-Busch InBev NV	2,100	109,565
AnnTaylor Stores Corp.	1,910	26,052
ANSYS, Inc.	3,500	152,110
AON Corp.	3,600	138,024
Applied Micro Circuits Corp.	8,612	64,332
ArcelorMittal	2,600	118,950
Arena Resources, Inc.	1,969	84,903
Arkansas Best Corp.	2,405	70,779
Arrow Electronics, Inc.	1,450	42,934
ArvinMeritor, Inc.	2,344	26,206
Asatsu-DK, Inc.	3,900	76,589
Ascent Media Corp. - Class A	4,636	118,357
Astoria Financial Corp.	3,383	42,051
athenahealth, Inc.	2,590	117,172
Autodesk, Inc.	8,760	222,592
Automatic Data Processing, Inc.	3,900	166,998
Autonomy Corp.	4,500	109,825
Avatar Holdings, Inc.	6,073	103,302
Avery Dennison Corp.	4,450	162,380
Baldor Electric Co.	2,554	71,742

The Bancorp, Inc.	2,126	14,584
Barnes Group, Inc.	5,810	98,189
Becton Dickinson and Co.	3,440	271,278
Belden, Inc.	2,305	50,526
Belo Corp. - Class A	2,724	14,819
Berkshire Hills Bancorp, Inc.	5,656	116,966
BioMarin Pharmaceutical, Inc.	7,500	141,075
BioMed Realty Trust, Inc.	2,661	41,991
BJ's Wholesale Club, Inc.	6,790	222,101
BlueLinx Holdings, Inc.	16,844	46,658
Blyth, Inc.	1,279	43,128
BMC Software, Inc.	1,830	73,383
BMP Sunstone Corp.	12,885	73,316
BorgWarner, Inc.	1,500	49,830
Brasil Telecom SA - ADR	2,150	34,380
Bridgestone Corp.	9,800	171,094
The Brink's Co.	10,710	260,681
Brookfield Properties Corp.	14,000	169,680
Brooks Automation, Inc.	3,583	30,742
Brunswick Corp.	3,454	43,900
Build-A-Bear Workshop, Inc.	9,899	48,406
CDI Corp.	3,298	42,709
CA, Inc.	10,940	245,712
CAI International, Inc.	3,318	29,962
Cairn Energy PLC	27,000	145,048
Cameco Corp.	5,100	164,067
Canadian Natural Resources Ltd.	1,600	115,120
Canadian Pacific Railway Ltd.	3,000	162,000
Cardinal Health, Inc.	2,770	89,305
Carpenter Technology Corp.	1,785	48,106
Cascade Corp.	1,686	46,348
Cathay General Bancorp	5,678	42,869
Cavco Industries, Inc.	2,738	98,349
Cavium Networks, Inc.	1,037	24,712
CBL & Associates Properties, Inc.	925	8,945
CEC Entertainment, Inc.	2,130	67,990
Cemex SAB de CV - ADR	9,600	113,472
Cenveo, Inc.	1,231	10,771
Cerner Corp.	620	51,113
CH Robinson Worldwide, Inc.	2,200	129,206
Charles River Laboratories International, Inc.	1,870	63,000
The Charles Schwab Corp.	540	10,163
Chase Corp.	5,025	59,345
Chemical Financial Corp.	4,797	113,113
Cie Generale d'Optique Essilor International SA	2,700	161,597
China Life Insurance Co. Ltd. - ADR	2,000	146,700
Chiyoda Corp.	20,000	153,541
Choice Hotels International, Inc.	1,550	49,073
Chubu Electric Power Co., Inc.	7,600	181,156
Cie de Saint-Gobain	3,400	185,556
Cie Generale de Geophysique-Verita - ADR	3,600	76,500
Cintas Corp.	4,130	107,586
Citi Trends, Inc.	2,290	63,250
Citizens, Inc.	18,274	119,329
Clean Harbors, Inc.	4,108	244,878
Clorox Co.	2,200	134,200
CNX Gas Corp.	4,550	134,316
The Coca-Cola Co.	2,690	153,330

Coca-Cola Femsa SAB de CV - ADR	1,800	118,296
Cochlear Ltd.	1,887	117,073
Cognex Corp.	6,955	123,243
Coherent, Inc.	3,564	105,958
Coloplast A/S - Class B	1,200	109,346
Columbia Banking Systems, Inc.	1,586	25,661
Commercial Vehicle Group, Inc.	12,525	75,025
Compass Minerals International, Inc.	3,850	258,681
Computer Programs & Systems, Inc.	2,408	110,888
Comtech Telecommunications Corp.	3,892	136,415
ConAgra Foods, Inc.	3,780	87,129
Consolidated Graphics, Inc.	3,802	133,146
Continental Airlines, Inc. - Class B	6,878	123,254
The Corporate Executive Board Co.	5,000	114,100
CoStar Group, Inc.	726	30,325
Costco Wholesale Corp.	4,500	266,265
Cousins Properties, Inc.	1,361	10,384
Covance, Inc.	2,350	128,239
CR Bard, Inc.	1,780	138,662
Cross Country Healthcare, Inc.	8,982	89,012
Cullen/Frost Bankers, Inc.	1,740	87,000
Cutera, Inc.	13,444	114,408
Cytec Industries, Inc.	1,313	47,819
Daikin Industries Ltd.	3,100	121,823
Daktronics, Inc.	1,340	12,341
Danaher Corp.	2,200	165,440
DaVita, Inc.	1,450	85,173
DCT Industrial Trust, Inc.	2,138	10,733
Dell, Inc.	11,710	168,156
Deltic Timber Corp.	2,536	117,112
DemandTec, Inc.	12,691	111,300
DENTSPLY International, Inc.	2,200	77,374
Deutsche Postbank AG	2,700	88,559
Digital River, Inc.	5,050	136,299
Discover Financial Services	3,870	56,928
DISH Network Corp. - Class A	3,750	77,887
DreamWorks Animation SKG, Inc. - Class A	3,500	139,825
Dresser-Rand Group, Inc.	4,850	153,308
DST Systems, Inc.	910	39,630
DuPont Fabros Technology, Inc.	1,498	26,949
Dynamic Materials Corp.	1,302	26,105
Eagle Materials, Inc.	4,550	118,527
Eclipsys Corp.	4,559	84,433
Ecolab, Inc.	2,650	118,137
EDF SA	2,200	131,072
EDP Renovaveis SA	12,200	115,954
Electro Scientific Industries, Inc.	6,531	70,665
Electronic Arts, Inc.	6,250	110,937
Electronics for Imaging, Inc.	8,614	112,068
Enagas	5,100	112,774
Enbridge, Inc.	2,400	110,928
EnCana Corp.	2,400	77,736
Encore Wire Corp.	2,707	57,036
Enterprise Financial Services Corp.	5,285	40,747
Entravision Communications Corp. - Class A	17,211	58,517
EOG Resources, Inc.	1,400	136,220
Eramet	330	104,430
ESCO Technologies, Inc.	2,420	86,757

The Estee Lauder Cos., Inc. - Class A	3,550	171,678
Ethan Allen Interiors, Inc.	3,880	52,070
Eurazeo	1,800	126,013
Exar Corp.	3,402	24,188
Exelon Corp.	3,890	190,104
Exor SpA	9,700	102,135
Expeditors International of Washington, Inc.	5,660	196,572
Extra Space Storage, Inc.	5,394	62,301
Factset Research Systems, Inc.	600	39,522
Family Dollar Stores, Inc.	4,300	119,669
Fanuc Ltd.	1,300	120,460
Farmer Bros Co.	6,430	126,928
Farmers Capital Bank Corp.	5,533	56,547
FARO Technologies, Inc.	5,860	125,638
Fastenal Co.	3,580	149,071
Federal Mogul Corp.	3,482	60,239
Federated Investors, Inc. - Class B	4,950	136,125
Finisar Corp.	3,941	35,154
Finning International, Inc.	9,800	156,298
First BanCorp/Puerto Rico	9,830	22,609
First Commonwealth Financial Corp.	14,587	67,830
First Financial Bancorp	1,468	21,374
First Financial Holdings, Inc.	1,031	13,393
FLIR Systems, Inc.	5,050	165,236
Flowers Foods, Inc.	5,200	123,552
Fluor Corp.	4,940	222,498
Forward Air Corp.	4,671	117,009
France Telecom SA - ADR	4,000	100,960
Fresenius SE	1,700	121,876
Galp Energia SGPS SA	6,100	105,635
GameStop Corp. - Class A	5,120	112,333
Gartner, Inc.	7,000	126,280
GATX Corp.	2,485	71,444
GDF Suez	3,600	156,294
General Dynamics Corp.	1,450	98,846
General Electric Co.	4,890	73,986
Gen-Probe, Inc.	3,500	150,150
Genuine Parts Co.	6,720	255,091
Gilead Sciences, Inc.	1,480	64,054
Global Traffic Network, Inc.	26,002	107,908
Glory Ltd.	4,600	101,745
The Gorman-Rupp Co.	567	15,672
Gramercy Capital Corp.	9,356	24,232
Griffin Land & Nurseries, Inc.	3,679	107,169
H&E Equipment Services, Inc.	3,104	32,561
H&R Block, Inc.	6,750	152,685
Halliburton Co.	5,450	163,990
Hansen Natural Corp.	3,300	126,720
Harris Stratex Networks, Inc.	5,299	36,616
Hasbro, Inc.	4,650	149,079
Haynes International, Inc.	1,085	35,772
HealthTronics, Inc.	9,958	26,289
Healthways, Inc.	3,140	57,588
Heartland Express, Inc.	4,660	71,158
Heidrick & Struggles International, Inc.	3,774	117,900
Herman Miller, Inc.	8,850	141,423
Hersha Hospitality Trust	4,311	13,537
Hewitt Associates, Inc. - Class A	3,600	152,136

Hitachi High-technologies Corp.	6,400	126,371
Hitachi Koki Co. Ltd.	9,000	102,625
Hologic, Inc.	8,540	123,830
Home Bancorp, Inc.	1,984	24,185
Home Federal Bancorp, Inc.	6,637	88,338
Home Properties, Inc.	2,541	121,231
Honda Motor Co. Ltd. - ADR	2,650	89,835
Horsehead Holding Corp.	4,756	60,639
Houston Wire & Cable Co.	4,705	55,989
Hughes Communications, Inc.	1,836	47,791
Hurco Cos, Inc.	3,833	56,728
Iberiabank Corp.	2,222	119,566
Ibiden Co. Ltd.	3,100	109,841
IHS, Inc. - Class A	2,900	158,949
LI-VI, Inc.	3,323	105,671
Illumina, Inc.	1,500	45,975
Imax Corp.	9,700	129,010
Immersion Corp.	27,009	123,431
IMS Health, Inc.	7,200	151,632
Infinera Corp.	13,278	117,776
Infosys Technologies Ltd. - ADR	2,870	158,625
Ingersoll-Rand PLC	2,010	71,837
Inmarsat PLC	11,500	128,537
Innophos Holdings, Inc.	627	14,415
Insteel Industries, Inc.	6,849	89,037
Interactive Data Corp.	6,550	165,715
Intermec, Inc.	7,277	93,582
Internap Network Services Corp.	31,319	147,199
International Speedway Corp. - Class A	4,133	117,584
Interval Leisure Group, Inc.	10,118	126,171
Intuit, Inc.	3,250	99,807
IPG Photonics Corp.	2,559	42,838
Ipsen SA	1,900	105,572
Jack Henry & Associates, Inc.	1,940	44,853
Jacobs Engineering Group, Inc.	2,750	103,427
Jakks Pac, Inc.	8,888	107,723
The Japan Steel Works Ltd.	8,000	101,272
Japan Tobacco, Inc.	34	114,264
Julius Baer Gruppe Ltd.	3,100	109,022
Kadant, Inc.	3,886	62,021
The Kansai Electric Power Co., Inc.	6,500	146,561
Kaydon Corp.	2,154	77,027
Kelly Services, Inc. - Class A	9,467	112,941
Kenexa Corp.	4,551	59,391
Kforce, Inc.	8,412	105,150
Knoll, Inc.	10,772	111,275
Komatsu Ltd.	6,000	124,593
Konica Minolta Holdings, Inc.	10,500	107,328
K-Swiss, Inc. - Class A	17,534	174,288
Kubota Corp.	13,000	118,645
Kurita Water Industries Ltd.	2,900	90,299
Ladish Co., Inc.	2,518	37,971
Lakeland Bancorp, Inc.	17,389	111,116
Lan Airlines SA - ADR	5,900	98,353
LaSalle Hotel Properties	916	19,447
Layne Christensen Co.	843	24,203
Lennox International, Inc.	4,050	158,112
Leucadia National Corp.	5,350	127,276

Linear Technology Corp.	7,040	215,002
Lions Gate Entertainment Corp.	14,100	81,921
Live Nation, Inc.	8,291	70,556
Lockheed Martin Corp.	2,350	177,072
Logitech International SA	6,400	109,440
Lorillard, Inc.	1,530	122,752
Lowe's Cos., Inc.	6,450	150,866
Lubys, Inc.	21,550	79,304
Lufkin Industries, Inc.	1,207	88,352
Luminex Corp.	2,130	31,801
Luxottica Group SpA	4,200	108,677
Lydall, Inc.	4,763	24,815
MainSource Financial Group, Inc.	3,826	18,288
MAKO Surgical Corp.	11,719	130,081
Manulife FinacialCorp.	6,000	110,040
Marine Products Corp.	17,183	84,712
MarineMax, Inc.	2,144	19,703
Marriott International, Inc. - Class A	5,500	149,875
Marsh & McLennan Cos, Inc.	8,960	197,837
Marui Group Co. Ltd.	17,500	107,290
Matthews International Corp. - Class A	3,650	129,320
Maxim Integrated Products, Inc.	2,810	57,043
MB Financial, Inc.	2,450	48,314
McCormick & Co, Inc.	3,900	140,907
The McGraw-Hill Cos., Inc.	3,600	120,636
McKesson Corp.	2,650	165,625
Media General, Inc. - Class A	4,624	36,252
Medifast, Inc.	1,527	46,696
MEMC Electronic Materials, Inc.	6,300	85,806
Mettler-Toledo International, Inc.	1,500	157,485
Minerals Technologies, Inc.	2,013	109,648
Mitsubishi Corp.	4,900	121,270
Mitsumi Electric Co. Ltd.	6,400	112,216
MKS Instrument, Inc.	6,184	107,663
MoneyGram International, Inc.	6,109	17,594
MTS Systems Corp.	3,925	112,805
Myriad Genetics, Inc.	4,750	123,975
Nabtesco Corp.	8,000	90,879
National Instruments Corp.	5,300	156,085
National Semiconductor Corp.	16,920	259,891
Navigant Consulting, Inc.	2,440	36,258
Nestle SA	4,200	203,070
Netezza Corp.	1,384	13,425
New Oriental Education & Technologies Group, Inc. - ADR	1,000	75,610
Newport Corp.	6,577	60,443
Nexstar Broadcasting Group, Inc. - Class A	6,308	25,547
NGK Insulators Ltd.	6,000	130,134
Nidec Sankyo Corp.	11,000	92,479
Nissha Printing Co. Ltd.	2,500	122,403
Nisshinbo Holdings, Inc.	12,000	110,549
NL Industries, Inc.	17,084	118,563
Nobel Biocare AG	3,200	107,590
Nokia OYJ - ADR.	9,180	117,963
Norsk Hydro ASA	20,900	175,833
NorthStar Realty Finance Corp.	8,330	28,572
Novartis AG	2,850	155,126
NTT Urban Development Corp.	159	105,163
Nu Skin Enterprises, Inc. - Class A	2,200	59,114

OfficeMax, Inc.	2,585	32,804
Omega Flex, Inc.	4,044	56,616
Omnicell, Inc.	7,515	87,850
Opnet Technologies, Inc.	10,270	125,191
Orbitz Worldwide, Inc.	5,236	38,432
Oshkosh Corp.	2,800	103,684
Outdoor Channel Holdings, Inc.	9,022	52,328
PACCAR, Inc.	10,690	387,726
Pacific Continental Corp.	6,748	77,197
Packaging Corp. of America	6,600	151,866
PacWest Bancorp	5,978	120,457
Pall Corp.	4,650	168,330
Panasonic Electric Works Co. Ltd.	9,000	108,423
Panhandle Oil and Gas, Inc. - Class A	5,009	129,733
The Pantry, Inc.	3,846	52,267
Patterson Cos., Inc.	5,500	153,890
Paychex, Inc.	5,100	156,264
PC-Tel, Inc.	2,529	14,972
Pernod-Ricard SA	1,326	113,882
Pfizer, Inc.	8,690	158,071
Pharmaceutical Product Development, Inc.	10,140	237,682
Phase Forward, Inc.	5,221	80,142
Philippine Long Distance Telephone Co. - ADR	3,100	175,677
Pico Holdings, Inc.	3,472	113,639
Pinnacle Financial Partners, Inc.	10,331	146,907
Pitney Bowes, Inc.	5,930	134,967
PPL Corp.	5,200	168,012
Praxair, Inc.	1,010	81,113
Premiere Global Services, Inc.	4,680	38,610
The Procter & Gamble Co.	2,410	146,118
Public Service Enterprise Group, Inc.	4,150	137,988
Publicis Groupe SA	2,700	110,312
Pulte Homes, Inc.	3,940	39,400
Ralcorp Holdings, Inc.	2,250	134,348
Randgold Resources Ltd. - ADR	1,200	94,944
Range Resources Corp.	3,050	152,043
Rayonier, Inc.	2,950	124,372
Reed Elsevier NV - ADR	4,600	112,240
Republic Airways Holdings, Inc.	7,052	52,114
Republic Services, Inc.	5,510	155,988
Resources Connection, Inc.	5,691	120,763
Retail Ventures, Inc.	4,686	41,659
Ricoh Co. Ltd.	7,000	98,760
Roche Holdings Ltd. - ADR	2,600	110,539
Rofin-Sinar Technologies, Inc.	4,977	117,507
Rogers Corp.	4,083	123,756
Rohm Co. Ltd.	1,600	104,107
Roper Industries, Inc.	2,450	128,307
RPC, Inc.	4,872	50,669
RSC Holdings, Inc.	11,051	77,799
Ruddick Corp.	4,330	111,411
Ryanair Holdings PLC - ADR	4,200	112,644
Ryland Group, Inc.	4,271	84,139
Safran SA	6,300	123,639
SandRidge Energy, Inc.	5,800	54,694
Sandy Spring Bancorp, Inc.	5,516	49,037
SAP AG - ADR	4,490	210,177
Sapporo Holdings Ltd.	20,000	109,304

Satcon Technology Corp.	35,936	101,340
SBA Communications Corp. - Class A	4,950	169,092
Scripps Networks Interact, Inc. - Class A	3,700	153,550
SEI Investments Co.	5,700	99,864
The Sherwin-Williams Co.	4,960	305,784
Shimano, Inc.	2,600	103,849
Shin-Etsu Chemical Co. Ltd.	2,800	157,234
Shire PLC - ADR	2,000	117,400
Silicon Graphics International Corp.	16,428	115,160
Silver Standard Resources, Inc.	4,300	94,041
Simpson Manufacturing Co., Inc.	1,394	37,485
Sims Metal Management Ltd. - ADR	5,500	107,250
Skechers U.S.A., Inc. - Class A	249	7,323
Smiths Group PLC	7,800	127,749
Sovran Self Storage, Inc.	917	32,764
St. Jude Medical, Inc.	4,160	153,005
Stage Stores, Inc.	2,810	34,732
Standard Microsystems Corp.	6,383	132,639
Staples, Inc.	2,840	69,836
State Street Corp.	890	38,751
Stoneridge, Inc.	3,182	28,670
Stratasys, Inc.	7,347	126,956
Straumann Holding AG	440	124,414
Stryker Corp.	2,850	143,555
Suez Environnement Co.	7,900	182,616
Sumitomo Forestry Co. Ltd.	14,000	105,224
Sun Hydraulics, Corp.	392	10,290
Sunstone Hotel Investors, Inc.	1,110	9,857
Supertex, Inc.	6,552	195,250
support.com, Inc.	14,166	37,398
SVB Financial Group	991	41,315
Swedbank AB	10,400	103,206
SWS Group, Inc.	1,597	19,324
Sybase, Inc.	3,600	156,240
Symantec Corp.	8,600	153,854
Syms Corp.	8,646	62,511
Syngenta AG - ADR	2,800	157,556
Synopsys, Inc.	2,500	55,700
Sysco Corp.	4,780	133,553
T-3 Energy Services, Inc.	642	16,371
Takata Corp.	800	18,511
Tanger Factory Outlet Centers	2,923	113,968
Taubman Centers, Inc.	3,700	132,867
Techwell, Inc.	9,228	121,810
Tecumseh Products Co. - Class A	580	6,780
Tejon Ranch Co.	3,861	112,818
Telefonaktiebolaget LM Ericsson - ADR	9,170	84,272
Telefonos de Mexico SAB de CV - ADR	12,940	214,545
Terremark Worldwide, Inc.	8,060	55,130
Teton Advisors, Inc. - Class A	34	544
Teva Pharmaceutical Industries Ltd. - ADR	2,800	157,304
Thomson Reuters Corp.	3,460	111,585
Tokyo Steel Manufacturing Co. Ltd.	9,900	111,081
Toro Co.	1,609	67,272
Total System Services, Inc.	9,300	160,611
Towers Watson & Co.	3,000	142,560
TranS1, Inc.	26,301	103,889
TransAlta Corporation	5,400	121,233

Tree.com, Inc.	1,748	15,994
Trex Co, Inc.	794	15,562
Trico Bancshares	1,684	28,039
Trimble Navigation Ltd.	5,400	136,080
Trinity Industries, Inc.	1,004	17,510
TriQuint Semiconductor, Inc.	4,060	24,360
UCB SA	2,500	104,721
United Fire & Casualty Co.	6,525	118,951
United Natural Foods, Inc.	1,510	40,377
United Rentals, Inc.	3,477	34,109
United States Cellular Corp.	1,970	83,548
Universal Stainless & Alloy	1,280	24,141
UNY Co. Ltd.	14,000	97,858
USA Truck, Inc.	8,903	111,466
VF Corp.	770	56,395
Vaalco Energy, Inc.	22,148	100,773
Vail Resorts, Inc.	2,919	110,338
Valmont Industries, Inc.	800	62,760
Value Line, Inc.	1,734	43,541
Vanceinfo Technologies, Inc. - ADR	5,700	109,497
VCA Antech, Inc.	9,170	228,516
Veeco Instruments, Inc.	3,093	102,193
Viad Corp.	6,142	126,709
Virginia Commerce Bancorp, Inc.	5,855	21,839
Volcano Corp.	7,200	125,136
Wabtec Corp.	3,550	144,982
Washington Federal, Inc.	1,237	23,924
Waste Management, Inc.	4,050	136,931
Waters Corp.	2,650	164,194
Weight Watchers International, Inc.	5,500	160,380
Wendel	1,800	110,441
Western Digital Corp.	1,280	56,512
Whitney Holdings Corp.	3,250	29,608
Whole Foods Market, Inc.	3,450	94,703
Wilshire Bancorp, Inc.	5,213	42,694
Winthrop Realty Trust	3,107	33,742
WMS Industries, Inc.	1,420	56,800
WSFS Financial Corp.	2,763	70,816
Yamaha Corp.	9,600	115,033
Yamaha Motor Co. Ltd.	8,600	107,667
Yum! Brands, Inc.	8,040	281,159
Zebra Technologies Corp. - Class A	4,750	134,710
Zenith National Insurance Corp.	3,825	113,832
Zoll Medical Corp.	1,362	36,392
TOTAL COMMON STOCK (Proceeds $47,376,308)		$50,263,811

INVESTMENT COMPANIES
iShares Dow Jones US Technology Sector Index Fund	1,500	86,310
SPDR S&P Metals & Mining ETF	760	39,224
TOTAL INVESTMENT COMPANIES ( Proceeds $116,174)		$125,534

Total Securities Sold Short (Proceeds $47,492,482)		$50,389,345

ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$50,612,978	$-	$-	$50,612,978
Investment Companies	137,568	-	-	137,568
Repurchase Agreements	-	4,932,916	-	4,932,916
Total Investments in Securities	$50,750,546	$4,932,916	$-	$55,683,462

Securities Sold Short
Common Stocks	$(50,263,811)	$-	$-	$(50,263,811)
Investment Companies	(125,534)	-	-	(125,534)
Total Securities Sold Short	$(50,389,345)	$-	$-	$(50,389,345)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value
Schedule of Investments
December 31, 2009

	Shares	Value
COMMON STOCKS - 0.7%
Construction of Buildings - 0.0%
Dayton Superior Corp. (b) (f) (g)	2,804	0
Machinery Manufacturing - 0.0%
Luxfer (Acquired 6/21/2007, Cost $444,173) (a) (b) (f) (h)	23,050	14,271
Paper Manufacturing - 0.7%
Caraustar Industries, Inc. (b) (f) (g)	143	285,714
Tembec, Inc. (b)	35,833	43,856
Total Paper Manufacturing		329,570

Transportation Equipment Manufacturing - 0.0%
Dura Automotive Systems, Inc. (Acquired 7/1/2008, Cost $1,795,982) (a) (b) (f) (g)	118,982	0
Dura Operating Corp. (Acquired 7/1/2008, Cost $0) (a) (b) (f) (g)	6,579,000	0
Total Transportation Equipment Manufacturing		0
TOTAL COMMON STOCKS (Cost $2,668,322)		$343,841

INVESTMENT COMPANIES - 4.2%
ProShares Short Russell 2000	30,000	1,329,600
ProShares UltraShort Russell 2000 (b)	25,000	629,750
TOTAL INVESTMENT COMPANIES (Cost $2,349,103)		1,959,350

CONVERTIBLE PREFERRED STOCKS - 1.7%
Food Manufacturing - 0.6%
Dole Food Automatic Exchange Security Trust (Acquired 10/28/2009 through 11/9/2009, Cost $279,246) (a) (b)	23,200	274,412
Mining (except Oil and Gas) - 1.1%
Vale Capital II	6,000	502,500
Transportation Equipment Manufacturing - 0.0%
Dura Operating Corp. 20% (Acquired 8/28/2008, Cost $3,447,242) (a) (b) (f) (g)	37,206	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,166,468)		$776,912

PREFERRED STOCKS - 1.0%
Construction of Buildings - 1.0%
Dayton Superior Corp. Preferred Units (b) (f) (g)	3,115	454,916
TOTAL PREFERRED STOCKS (Cost $454,916)		$454,916

	Principal
	Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (Acquired 5/24/2007-6/15/2007, Cost $598,794) (a) (f) (g)	598,794	0
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/25/2013 (Acquired 10/22/2007, Cost $407,038) (a) (f) (g)	660,723	0
Series 2007-QHL1, 4.239%, 10/13/2038 (Acquired 10/22/2007, Cost $639,804) (a) (g)	664,379	259,108
Series 2007-QHL1 Class P, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $52,373) (a) (f) (g)	5,614,772	0
Series 2007-QHL1 Class X, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $358,428) (a) (f) (g)	5,614,772	0
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,056,437)		$259,108

CONVERTIBLE BONDS - 45.2%
Accommodation - 2.7%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 - 12/10/2009, Cost $474,029) (a)	500,000	509,375
Morgans Hotel Group, Co.
2.375%, 10/15/2014 (Acquired 10/28/2009, Cost $744,240) (a)	1,150,000	751,812
Total Accommodation		1,261,187

Administrative and Support Services - 1.0%
SAVVIS, Inc.

3.000%, 05/15/2012	500,000	455,000
Air Transportation - 1.4%
AirTran Holdings, Inc.
5.250%, 11/01/2016	250,000	271,563
AMR Corp.
6.250%, 10/15/2014	350,000	362,687
Total Air Transportation		634,250

Ambulatory Health Care Services - 0.9%
Chemed Corp.
1.875%, 05/15/2014	500,000	435,000
Amusement, Gambling, and Recreation Industries - 0.7%
International Game Technology
3.250%, 05/01/2014 (Acquired 10/28/2009, Cost $294,435) (a)	250,000	304,687
Chemical Manufacturing - 3.3%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	500,000	390,000
Biovail Corp.
5.375%, 08/01/2014 (Acquired 10/28/2009, Cost $566,414) (a)	500,000	581,250
PDL BioPharma, Inc.
2.000%, 02/15/2012	330,000	321,337
Teva Pharmaceutical Finance Co. BV
1.750%, 02/01/2026	200,000	246,500
Total Chemical Manufacturing		1,539,087

Clothing and Clothing Accessories Stores - 1.6%
Saks, Inc.
7.500%, 12/01/2013 (Acquired 10/28/2009, Cost $646,013) (a)	500,000	739,375
Computer and Electronic Product Manufacturing - 10.7%
Dexcom, Inc.
4.750%, 03/15/2027	500,000	565,000
EMC Corp./Massachusetts
1.750%, 12/01/2013	500,000	625,625
GenCorp, Inc.
2.250%, 11/15/2024	100,000	89,625
4.063%, 12/31/2039 (Acquired 12/15/2009, Cost $50,015) (a)	50,000	51,062
Hutchinson Technology, Inc.
3.250%, 01/15/2026	511,000	410,716
Inverness Medical Innovations, Inc.
3.000%, 05/15/2016	200,000	229,500
Maxtor Corp.
2.375%, 08/15/2012	250,000	295,000
Micron Technology, Inc.
1.875%, 06/01/2014	500,000	481,250
ON Semiconductor Corp.
2.625%, 12/15/2026	500,000	555,625
PMC - Sierra, Inc.
2.250%, 10/15/2025	750,000	896,250
SBA Communications Corp.
1.875%, 05/01/2013 (Acquired 10/28/2009, Cost $238,388) (a)	250,000	256,563
Suntech Power Holdings Co. Ltd.
3.000%, 03/15/2013	500,000	396,250
Verigy Ltd.
5.250%, 07/15/2014 (Acquired 10/28/2009, Cost $104,717) (a)	100,000	121,500
Total Computer and Electronic Product Manufacturing		4,973,966

Construction of Buildings - 0.6%
DR Horton, Inc.
2.000%, 05/15/2014	250,000	276,875

Electrical Equipment, Appliance, and Component Manufacturing - 1.9%
Ciena Corp.
0.250%, 05/01/2013	750,000	566,250
CommScope, Inc.
3.250%, 07/01/2015	250,000	295,910
Total Electrical Equipment, Appliance, and Component Manufacturing		862,160

Food Manufacturing - 1.1%
Smithfield Foods, Inc.
4.000%, 06/30/2013	500,000	491,875
Leather and Allied Product Manufacturing - 1.0%
Iconix Brand Group, Inc.
1.875%, 06/30/2012	500,000	446,875
Miscellaneous Manufacturing - 1.1%
Nuvasive, Inc.
2.250%, 03/15/2013	500,000	493,750
Motor Vehicle and Parts Dealers - 1.1%
United Auto Group, Inc.
3.500%, 04/01/2026	500,000	504,375
Primary Metal Manufacturing - 3.4%
Allegheny Technologies, Inc.
4.250%, 06/01/2014	250,000	342,187
Steel Dynamics, Inc.
5.125%, 06/15/2014	250,000	316,563
United States Steel Corp.
4.000%, 05/15/2014	500,000	936,875
Total Primary Metal Manufacturing		1,595,625

Professional, Scientific, and Technical Services - 3.5%
Alliance Data Systems Corp.
1.750%, 08/01/2013	500,000	509,375
Incyte Corp. Ltd.
4.750%, 10/01/2015 (Acquired 10/28/2009, Cost $287,578) (a)	300,000	391,500
Kendle International, Inc.
3.375%, 07/15/2012	800,000	712,000
Total Professional, Scientific, and Technical Services		1,612,875

Publishing Industries (except Internet) - 2.6%
Rovi Corp.
2.625%, 08/15/2011	250,000	309,063
Sybase, Inc.
3.500%, 08/15/2029 (Acquired 10/28/2009, Cost $278,565) (a)	250,000	296,250
TeleCommunication Systems, Inc.
4.500%, 11/01/2014 (Acquired 11/11/2009 through 12/10/2009, Cost $559,301) (a)	500,000	600,000
Total Publishing Industries (except Internet)		1,205,313

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.9%
Affiliated Managers Group, Inc.
3.950%, 08/15/2038 (Acquired 10/28/2009, Cost $938,750) (a)	1,000,000	986,250
Janus Capital Group, Inc.
3.250%, 07/15/2014	100,000	120,500
Jefferies Group, Inc.
3.875%, 11/01/2029	250,000	246,875
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		1,353,625

Transportation Equipment Manufacturing - 3.1%
Ford Motor Co.
4.250%, 12/15/2036	325,000	410,313
Navistar International Corp.
3.000%, 10/15/2014	200,000	206,750

Standard Motor Products, Inc.
15.000%, 04/15/2011 (g)		780,000	817,212
Total Transportation Equipment Manufacturing			1,434,275

Waste Management and Remediation Services - 0.6%
Covanta Holding Corp.
3.250%, 06/01/2014 (Acquired 10/28/2009, Cost $280,978) (a)		250,000	288,125
TOTAL CONVERTIBLE BONDS (Cost $19,578,496)			$20,908,300

CORPORATE BONDS - 35.5%
Accommodation - 0.4%
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (d)		500,000	206,875
Administrative and Support Services - 1.3%
Morris Publishing Group LLC
7.000%, 08/01/2013 (d)		1,675,000	489,937
Vertis, Inc.
13.500%, 04/01/2014 (d) (f)		346,420	114,752
Total Administrative and Support Services			604,689

Air Transportation - 1.0%
American Airlines, Inc. Equipment Trust 1990
10.610%, 03/04/2010		500,000	485,000
Apparel Manufacturing - 0.5%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011		506,000	215,050
Broadcasting (except Internet) - 1.0%
Satelites Mexicanos SA de CV
9.001%, 11/30/2011 (c)		500,000	454,375
Construction of Buildings - 1.1%
TOUSA, Inc.
9.000%, 07/01/2010 (d) (f)		1,000,000	525,000
Electrical Equipment, Appliance, and Component Manufacturing - 0.1%
International Wire Group, Inc.
10.000%, 10/15/2011 (h)		26,000	26,260
Food Services and Drinking Places - 0.8%
Real Mex Restaurants, Inc.
14.000%, 01/01/2013		375,000	363,750
Funds, Trusts, and Other Financial Vehicles - 2.1%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 04/01/2008 through 02/12/2009, Cost $392,613) (a) (d)		531,000	102,881
Allied Capital Corp.
6.000%, 04/01/2012		62,000	55,661
iStar Financial, Inc.
8.000%, 03/15/2011 (Acquired 05/08/2009, Cost $477,390) (a)		475,000	422,750
Winterhaven Finance
5.000%, 06/30/2015 (h)		722,304	411,713
Total Funds, Trusts, and Other Financial Vehicles			993,005

Health and Personal Care Stores - 0.9%
Interdent Service Corp.
10.750%, 12/15/2011		500,000	408,750
Machinery Manufacturing - 0.1%
Milacron Escrow Corp.
11.500%, 05/15/2011 (d) (f)		1,000,000	43,750
Mining (except Oil and Gas) - 4.2%
Coalcorp Mining, Inc.
12.000%, 08/31/2011		600,000	394,500
Frontera Copper Corp.
10.000%, 06/15/2010	CAD	1,300,000	963,331

National Coal Corp.
10.500%, 12/15/2010	$750,000	564,375
Total Mining (except Oil and Gas)		1,922,206

Motor Vehicle and Parts Dealers - 0.9%
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013 (f)	1,000,000	430,000
Oil and Gas Extraction - 1.3%
Callon Petroleum Co.
9.750%, 12/08/2010	500,000	470,000
UFEX Advisors Corp.
8.000%, 10/30/2013 (g)	133,060	133,060
Total Oil and Gas Extraction		603,060

Paper Manufacturing - 0.8%
Caraustar Industries, Inc.
10.000%, 08/15/2014 (f) (g)	388,572	387,601
Plastics and Rubber Products Manufacturing - 2.2%
Portola Packaging, Inc.
8.250%, 02/01/2012 (d) (f) (g)	1,000,000	515,000
Viskase Companies, Inc.
11.500%, 06/15/2011	500,000	514,375
Total Plastics and Rubber Products Manufacturing		1,029,375

Primary Metal Manufacturing - 2.3%
Aleris International, Inc.
10.000%, 12/15/2016 (d) (f)	1,000,000	5,000
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (d)	25,000	3,875
Neenah Corp.
9.500%, 01/01/2017 (f)	1,000,000	516,250
Wolverine Tube, Inc.
15.000%, 03/31/2012	765,833	551,400
Total Primary Metal Manufacturing		1,076,525

Publishing Industries (except Internet) - 2.0%
The Sheridan Group, Inc.
10.250%, 08/15/2011	500,000	466,875
Sun Media Corp.
7.625%, 02/15/2013	500,000	455,625
Total Publishing Industries (except Internet)		922,500

Real Estate - 2.4%
Silverleaf Resorts, Inc.
8.000%, 04/01/2010	1,200,000	1,092,000
Telecommunications - 1.8%
Cia Lation Americana
9.750%, 05/10/2012	140,000	114,975
Securus Technologies, Inc.
11.000%, 09/01/2011	746,000	704,970
Total Telecommunications		819,945

Textile Mills - 0.1%
Industrias Unidas
8.750%, 03/26/2049 (d) (h)	64,000	33,683
Transportation Equipment Manufacturing - 4.2%
Dura 2nd Lien Note
13.721%, 06/25/2018 (Acquired 6/25/2008-6/25/2009, Cost $2,328,446) (a) (d) (f) (g)	2,947,368	1,927,579
Truck Transportation - 1.0%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010 (h)	500,000	462,500

Water Transportation - 3.0%
Ship Finance International Ltd.
8.500%, 12/15/2013	750,000	707,812
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014	750,000	690,938
Total Water Transportation		1,398,750

TOTAL CORPORATE BONDS (Cost $22,180,300)		$16,432,228

OTHER SECURITIES - 2.2%
SlavInvestBank Loan Participation Notes
9.875%, 12/21/2049 (h)	100,000	55,000
T4/Halcyon Loan
15.000%, 05/04/2010 (Acquired 5/4/2007-5/4/2009, Cost $981,376) (a) (f) (g) (i)	981,376	981,376
TOTAL OTHER SECURITIES (Cost $1,081,376)		$1,036,376

Total Investments (Cost $54,535,418) - 91.1%		42,171,031

REPURCHASE AGREEMENTS - 7.4%
J.P. Morgan
0.000%, dated 12/31/2009, due 1/04/2010
repurchase price $3,404,466 (e)	3,404,466	3,404,466
TOTAL REPURCHASE AGREEMENTS (Cost $3,404,466)		$3,404,466

Other Assets in Excess of Liabilities - 1.5%		626,616
TOTAL NET ASSETS - 100.0%		$46,202,113

Footnotes

CAD Canadian Dollar

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2009, the market value of these securities total $9,860,126 which represents 21.3% of total net assets.
(b) Non-income producing.
(c) Variable Rate Security. The rate shown represents the rate at December 31, 2009.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $6,201,209 which represents 13.4% of total net assets.
(g) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $5,761,566, which represents 12.5% of total net assets.
(h) Security valued utilizing a single broker source. The market value of these securities total $1,003,427, which represents 2.2% of total net assets.
(i) Subsequent to December 31, 2009 security defaulted.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value
Schedule of Securities Sold Short
December 31, 2009
	Shares	Value
Affiliated Managers Group	4,000	$269,400
AirTran Holdings, Inc.	20,000	104,400
Allegheny Technologies, Inc.	2,000	89,540
Alliance Data Systems Corp.	1,000	64,590
AMR Corp.	20,000	154,600
Amylin Pharmaceuticals, Inc.	2,000	28,380
Biovail Corp.	18,400	256,864
Chemed Corp.	3,000	143,910
Ciena Corp.	8,000	86,720
CommScope, Inc.	4,000	106,120
Covanta Holding Corp.	9,500	171,855
D R Horton, Inc.	11,500	125,005
DexCom, Inc.	51,300	414,504
EMC Corp./Massachusetts	15,000	262,050
Ford Motor Co.	7,700	77,000
Gaylord Entertainment Co.	1,800	35,550
Iconix Brand Group, Inc.	10,050	127,132
Incyte Corp. Ltd.	10,000	91,100
International Game Technology	9,500	178,315
Inverness Medical Innovations, Inc.	2,950	122,455
Janus Capital Group, Inc.	1,500	20,175
Jefferies Group, Inc.	1,000	23,730
Kendle International, Inc.	2,700	49,437
Micron Technology, Inc.	22,800	240,768
Morgans Hotel Group Co.	10,000	45,300
Navistar International Corp.	2,000	77,300
Nuvasive, Inc.	9,000	287,820
ON Semiconductor Corp.	31,000	273,110
Penske Auto Group, Inc.	2,000	30,360
PMC - Sierra, Inc.	55,500	480,630
Rovi Corp.	4,000	127,480
Saks, Inc.	54,000	354,240
SAVVIS, Inc.	600	8,430
SBA Communications Corp. - Class A	4,000	136,640
Seagate Technology	4,500	81,855
Smithfield Foods, Inc.	17,400	264,306
Steel Dynamics, Inc.	10,700	189,604
Suntech Power Holdings Co. Ltd. - ADR	4,100	68,183
Sybase, Inc.	2,100	91,140
TeleCommunication Systems, Inc. - Class A	20,000	193,600
Teva Pharmaceutical Industries Ltd. - ADR	2,000	112,360
United States Steel Corp.	15,000	826,800

Vale SA - ADR	18,000	522,540
Verigy Ltd.	2,500	32,175
Total Securities Sold Short (Proceeds $6,548,825)		$7,447,473

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2009:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$43,856	$-	$299,985	(1)	$343,841
Investment Companies		1,959,350	-	-		1,959,350
Convertible Preferred Stocks		502,500	274,412	-		776,912
Preferred Stocks		-	-	454,916		454,916
Collateralized Mortgage Obligations		-	-	259,108		259,108
Convertible Bonds		-	20,091,088	817,212		20,908,300
Corporate Bonds		-	11,130,942	5,301,286		16,432,228
Other Securities		-	-	1,036,376		1,036,376
Repurchase Agreements		-	3,404,466	-		3,404,466
Total Investments in Long Securities		$2,505,706	$34,900,908	$8,168,883		$45,575,497

Securites Sold Short:
Common Stocks		$7,447,473	$-	$-		$7,447,473
Investment Companies		-	-	-		-
Total Securities Sold Short		$7,447,473	$-	$-		$7,447,473

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Machinery Manufacturing	14,271
	Paper Manufacturing	$285,714
		$299,985

The following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08		$11,363,166	$-	$-
Accrued discounts/premiums		94,497	-	-
Realized gain (loss)*		(5,620,718)	-	-
Change in unrealized appreciation		-	-	-
(depreciation)		4,851,308	-	-
Net purchases (sales)		(2,255,994)	-	-
Transfer in and/or out of Level 3		(263,376)	-	-
Balance as of 12/31/09		$8,168,883	$-	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2009		$264,111	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Income Arbitrage Portfolio-1
Schedule of Investments
December 31, 2009
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 6.6%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.356%, 05/25/2031	$80,211	$71,961
Carrington Mortgage Loan Trust
Series 2006-NC1, 0.396%, 08/25/2030	69,525	67,255
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	110,668	78,602
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (f)	27,992	8,137
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.516%, 10/25/2035	216,930	199,005
GSAMP Trust
Series 2007-HE2 Class A2A, 0.356%, 03/25/2037	188,672	174,920
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	119,330	111,158
Morgan Stanley ABS Capital l
Series 2007-HE1 Class A2A, 0.286%, 11/25/2036	81,875	79,743
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.486%, 11/25/2035	171,219	163,218
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.706%, 04/25/2035	292,320	241,037
Soundview Home Equity Loan Trust
Series 2005-3, 0.716%, 06/25/2035	4,224	4,191
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.736%, 07/25/2035 (Acquired 07/20/2005 , Cost $136,651) (a) (f)	150,818	1,208
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1A, 0.506%, 11/25/2035	74,305	73,046
TOTAL ASSET BACKED SECURITIES (Cost $1,453,087)		$1,273,481

CORPORATE BONDS - 50.1%
Air Transportation - 2.0%
American Airlines, Inc. Pass through Trust
2001-1, 6.817%, 11/23/2012	400,000	384,000
Accommodation - 6.1%
MGM Mirage
6.750%, 09/01/2012	1,000,000	892,500
Starwood Hotels & Resorts Worldwide Inc.
6.250%, 02/15/2013	270,000	278,437
Total Accommodation		1,170,937

Chemical Manufacturing - 3.1%
Cytec Industries, Inc.
8.950%, 07/01/2017	250,000	296,529
The Dow Chemical Co.
8.550%, 05/15/2019	250,000	298,286
Total Chemical Manufacturing		594,815

Computer and Electronic Product Manufacturing - 1.3%
Xerox Corp.
5.625%, 12/15/2019	250,000	249,651
Credit Intermediation and Related Activities - 7.7%

Capital One Bank USA
8.800%, 07/15/2019	250,000	295,417
Discover Financial Services
6.450%, 06/12/2017	55,000	51,476
Ford Motor Credit Co. LLC
7.800%, 06/01/2012	250,000	252,688
Macquarie Group Ltd.
7.625%, 08/13/2019 (Acquired 08/06/2009, Cost $283,763) (a)	285,000	317,462
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (Acquired 08/18/2009, Cost $249,255) (a)	250,000	253,421
6.400%, 10/21/2019	200,000	199,358
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (Acquired 02/16/2006, Cost $195,000) (a) (b)	195,000	113,587
Total Credit Intermediation and Related Activities		1,483,409

Data Processing, Hosting and Related Services - 1.20%
First Data Corp.
9.875%, 09/24/2015	250,000	233,125
Fabricated Metal Product Manufacturing - 1.0%
Fortune Brands, Inc.
6.375%, 06/15/2014	175,000	187,417
Forestry and Logging - 1.4%
Weyerhaeuser Co.
7.375%, 10/01/2019	250,000	261,254
Hospitals - 5.2%
HCA, Inc.
6.300%, 10/01/2012	1,000,000	1,000,000
Insurance Carriers and Related Activities - 5.1%
American International Group
4.950%, 03/20/2012	250,000	244,830
MetLife, Inc.
6.400%, 12/15/2066	125,000	109,375
Protective Life Corp.
7.375%, 10/15/2019	250,000	250,540
Teachers Insurance & Annuity Association of America Surplus
6.850%, 12/16/2039 (Acquired 12/11/2009, Cost $369,530) (a)	370,000	382,483
Total Insurance Carriers and Related Activities		987,228

Management of Companies and Enterprises - 1.5%
Bank Of America Corp.
7.625%, 06/01/2019	250,000	289,212
Miscellaneous Manufacturing - 3.9%
Boston Scientific Corp.
4.500%, 01/15/2015	375,000	375,766
6.000%, 01/15/2020	375,000	383,166
Total Miscellaneous Manufacturing		758,932

Oil and Gas Extraction - 2.0%
Plains All American Pipeline LP/PAA Finance Corp.
8.750%, 05/01/2019	335,000	394,996
Paper Manufacturing - 1.4%
International Paper Co.
7.500%, 08/15/2021	250,000	280,118
Plastics and Rubber Products Manufacturing - 1.1%
Newell Rubbermaid, Inc.
10.600%, 04/15/2019	165,000	207,560
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.8%
TD Ameritrade Holding Corp.

4.150%, 12/01/2014	375,000	369,723
5.600%, 12/01/2019	375,000	372,512
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		742,235

Telecommunications - 1.1%
Windstream Corp.
7.875%, 11/01/2017 (Acquired 12/15/2009, Cost $216,700) (a)	220,000	217,250
Utilities - 1.2%
Energy Transfer Partners LP
9.000%, 04/15/2019	200,000	238,396
TOTAL CORPORATE BONDS (Cost $9,235,403)		$9,680,535

MORTGAGE BACKED SECURITIES - 26.8%
Bank of America Alternative Loan Trust
Pool #2006-3, 6.000%, 04/25/2036 (f)	347,189	235,763
Bear Stearns Commercial Mortgage Securities
Series A-4, 5.694%, 06/11/2050	740,000	647,927
Fannie Mae Interest Strip
Series 337 Class 2, 5.000%, 07/01/2033 (g)	772,008	171,454
Series 343 Class 2, 4.500%, 10/01/2033 (g)	219,442	50,076
Series 353 Class 2, 5.000%, 07/25/2034 (g)	496,887	114,244
Series 356 Class 8, 5.000%, 02/01/2035 (g)	364,903	69,172
Series 356 Class 3, 5.000%, 03/01/2035 (g)	102,833	20,019
Series 357 Class 2, 5.000%, 03/01/2035 (g)	2,821,564	639,636
Series 356 Class 19, 6.000%, 03/01/2035 (g)	100,114	17,611
Federal National Mortgage Association 15-Yr. Fixed
Pool #3819 4.000%, 01/01/2019 (c)	1,000,000	1,005,781
Freddie Mac Strips
FHS227, 5.000%, 12/01/2034 (g)	660,577	151,776
GSAMP Trust
2005-WMC2, 0.496%, 11/25/2035	126,536	124,155
JP Morgan Chase Commercial Mortgage Securities Corp.
2007-CIBC18, 5.440%, 06/12/2047	1,000,000	871,166
LB-UBS Commercial Mortgage Trust
Series 2007-C7, 5.588%, 09/15/2045	500,000	506,417
Wachovia Bank Commercial Mortgage Trust
2006-C29, 5.308%, 11/15/2048	610,000	572,393
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,069,404)		$5,197,590

U.S. GOVERNMENT AGENCY ISSUES - 3.0%
Freddie Mac Discount Notes
0.240%, 03/01/2010 (d) (h)	575,000	574,955
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $574,774)		$574,955

OTHER SECURITIES - 4.1%
Lehman Swap Termination Claim (f) (i) (j) (k)	2,031,150	792,149
TOTAL OTHER SECURITIES (Cost $0)		$792,149

Total Investments (Cost $16,332,668) - 90.6%		17,518,710

REPURCHASE AGREEMENTS - 8.3%
J.P. Morgan
0.010%, dated 12/31/2009 due 1/04/2010
repurchase price $1,601,709 (e)	$1,601,709	1,601,709
TOTAL REPURCHASE AGREEMENTS (Cost $1,601,709)		1,601,709

Other Assets in Excess of Liabilities - 1.1%	215,198
TOTAL NET ASSETS - 100.00%	$19,335,617

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2009, the market value of these securities total $1,285,411, which represents 6.6% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at December 31, 2009.
(c) When-issued security. As of December 31, 2009, the cost of this security totaled $1,017,188.
(d) Zero coupon bond. Effective yield is listed.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $1,037,257, which represents 5.4% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at December 31, 2009.
(h) All or a portion of the shares have been committed as collateral for futures, swaps, and obligations for purchases of when-issued securities.
(i) Security valued utilizing a single broker source. The market value of these securities total $792,149, which represents 4.1% of total net assets.
(j) Non-income producing.
(k) Represents swap termination claims from the Lehman bankruptcy. These balances were written off in 2008. During 2009, the Fund determined the claims to have value and have estimated the fair value as of 12/31/09.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Income Arbitrage Portfolio--1
Schedule of Swap Contracts
December 31, 2009
						Moody's Rating
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Maximum Potential	Paid	Unrealized Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index(1)	Buy	1.75%	12/20/2012	(2,000,000)	Ba1	(2,000,000)	56,000	$ 11,929

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Buy	3.40%	6/20/2010	(900,000)	B2	(900,000)	(9,000)	14,815

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	Baa2	(1,000,000)	-	(2,525)

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	C	(2,000,000)	-	434,510

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(2,500,000)	Baa3	(2,500,000)	-	(76,393)

Goldman Sachs & Co.	Pactiv Corp.	Buy	1.75%	3/20/2014	(2,000,000)	Baa2	(2,000,000)	-	(83,256)

JP Morgan	Gannett Co. 6.375%	Buy	5.00%	12/20/2014	(1,000,000)	Ba2	(1,000,000)	(12,360)	(68,694)

JP Morgan	Temple Inland, Inc. 6.625%	Buy	1.00%	6/20/2014	(1,000,000)	Ba1	(1,000,000)	66,579	(62,593)

JP Morgan	Wendy's International 6.200%	Buy	1.00%	9/20/2014	(1,500,000)	Caa1	(1,500,000)	35,051	(19,197)

Total Credit Default Swap Buy Contracts									148,596

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%(1)	Sell	3.25%	12/20/2011	2,610,000	B3	2,610,000	1,631	$ 75,995

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	9/20/2010	1,000,000	B3	1,000,000	-	10,287

Goldman Sachs & Co.	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,742,840	Aaa	1,742,840	(229,244)	(103,954)

Goldman Sachs & Co.	Markit CDX.NA.IG.9(1)	Sell	0.60%	12/20/2012	2,129,600	Baa2	2,129,600	(84,364)	55,135

JP Morgan	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	992,000	Baa2	992,000	(17,568)	37,056

JP Morgan	Markit LCDX.NA.12(1)	Sell	5.00%	6/20/2014	1,800,000	B2	1,800,000	(76,500)	166,666

JP Morgan	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,742,840	Aaa	1,742,840	(529,023)	197,332

JP Morgan	Residential Capital Corp	Sell	1.08%	6/20/2011	1,000,000	C	1,000,000	-	(189,448)

Total Credit Default Swap Sell Contracts									249,069

Total Credit Default Swap Contracts									$ 397,665

(1) Implied credit rating is shown. The implied credit rating represents the weighted average credit rating of the underlying securities in the index .

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Income Arbitrage Portfolio--1		Unrealized
Schedule of Future Contracts		Appreciation/
December 31, 2009	Contracts	(Depreciation)

FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $5,231,363)	21	$47,697
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $10,925,200)	44	117,515
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $1,730,750)	7	(2,180)
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $2,461,750)	10	9,175
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $1,953,700)	8	3,568
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $1,216,750)	5	950
Euro-Schatz Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $6,195,785)	40	(5,832)
10-Year Swap Future, Expiring March 2010
(underlying Face Amount at Market Value $1,092,953)	11	(58,723)
U.S. Treasury 10-Year Note Contract, Expiring March 2010
(underlying Face Amount at Market Value $18,126,141)	157	(395,079)

TOTAL FUTURES CONTRACTS PURCHASED		$(282,909)

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $245,175)	1	$(53)
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $1,212,750)	5	(263)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $1,440,375)	6	(90)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $1,192,125)	5	(763)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $1,209,313)	5	(387)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $1,437,825)	6	3
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,206,000)	5	(512)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $3,827,600)	16	6,310
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $1,203,063)	5	(575)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $1,432,950)	6	(1,577)
5-Year Swap Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $103,875)	1	2,833

Underlying Funds Trust
The Income Arbitrage Portfolio--1		Unrealized
Schedule of Future Contracts		Appreciation/
December 31, 2009	Contracts	(Depreciation)
U.S. Treasury 2-Year Note Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $59,040,514)	273	253,570
U.S. Treasury 5-Year Note Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $17,386,187)	152	285,501

TOTAL SHORT FUTURES CONTRACTS		$543,997

TOTAL FUTURES CONTRACTS		$261,088

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$1,273,481	$-	$1,273,481
Corporate Bonds	-	9,680,535	-	9,680,535
Mortgage Backed Securities	-	5,197,590	-	5,197,590
U.S. Government Agency Issues	-	574,955	-	574,955
Repurchase Agreements	-	1,601,709	-	1,601,709
Other Securities	-	-	792,149	792,149
Total Investments in Securities	$-	$18,328,270	$792,149	$19,120,419

Other Financial Instruments*
Credit Default Swap Buy Contracts	$-	$148,596	$-	$148,596
Credit Default Swap Sell Contracts	-	249,069	-	249,069
Total Credit Default Swap Contracts	$-	$397,665	$-	$397,665

Futures Contracts Purchased		$(282,909)	$-	$(282,909)
Short Futures Contracts		543,997	-	543,997
Total Futures Contracts	$-	$261,088	$-	$261,088

The following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$136,828	$-	$-
Accrued discounts/premiums	6,621	-	-
Realized gain (loss)*	(631,713)	-	-
Change in unrealized appreciation
(depreciation)	1,382,415
Net purchases (sales)	(102,002)	-	-
Transfer in and/or out of Level 3	-	-	-
Balance as of 12/31/09	$792,149	$-	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at December 31, 2009	$792,149	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are presented at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Investments
December 31, 2009

	Shares	Value
COMMON STOCKS - 91.9%
Electrical Equipment, Appliance, and Component Manufacturing - 69.6%
Catch The Wind Ltd. (Acquired 8/8/2008, Cost $187,707) (a) (b) (d)	148,000	$311,326
Helix Wind Corp. Units (Acquired 6/11/2009, Cost $150,000) (a) (b) (c)	301,628	328,774
Total Electrical Equipment, Appliance, and Component Manufacturing		640,100

Machinery Manufacturing - 17.0%
China Wind Systems, Inc. (Acquired 10/13/2009-10/28/2009, Cost $152,220) (a) (b)	28,667	156,235
Utilities - 5.3%
McKenzie Bay International Ltd. (Acquired 9/2/2008-9/5/2008, Cost $95,023) (a) (b) (d)	1,190,000	48,790
TOTAL COMMON STOCKS (Cost $584,950)		$845,125

Total Investments (Cost $584,950) - 91.9%		$845,125

Other Assets in Excess of Liabilities - 8.1%		74,512
TOTAL NET ASSETS - 100.0%		$919,637

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2009, the market value of these securities total $845,125 which represents 91.9% of total net assets.
(c) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees.. The market value of these securities total
$328,774, which represents 35.8% of total net assets.
(d) Illiquid Security identified by Investment Advisor. The market value of these securities total $360,116, which represents 39.2% of total net assets.

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2009:

Description		Level 1	Level 2	Level 3	Total
Common Stocks		$516,351	$-	$328,774	$845,125
Total Investments in Securities		$516,351	$-	$328,774	$845,125

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Electrical Equipment, Appliance, and Component Manufacturing	$328,774
		$328,774

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
		Investments in Securities, at value
Balance as of 12/31/08		$939,651
Accrued discounts/premiums		-
Realized gain (loss)		(377,337)
Change in unrealized appreciation
(depreciation)		756,966
Net purchases (sales)		(990,507)
Transfer in and/or out of Level 3		-
Balance as of 12/31/09		$328,774

Change in unrealized appreciation/depreciation during the
year for level 3 investments held at December 31, 2009		$178,774

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2009

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value	Income Arbitrage Portfolio - 1	Energy and Natural Resources Portfolio
Assets:
Unaffiliated Issuers, at value
(cost $44,845,714, $45,037,947, $46,231,336, $54,535,418, $16,332,668, $584,950)	$46,038,678	$47,909,150	$50,750,546	$42,171,031	$17,518,710	$845,125
Affiliated Issuers, at value
(cost $18,924,988, $0, $0, $0, $0, $0)	12,488,922	-	-	-	-	-
Repurchase Agreements
(cost $15,262,933, $14,559,527, $4,932,916, $3,404,466, $1,601,709, $0)	15,262,933	14,559,527	4,932,916	3,404,466	1,601,709	-
Foreign currency, at value (cost $3,415, $0, $194,841, $85,505, $0, $9)	3,415	-	194,636	82,049	-	9
Cash	-	-	261,204	63,479	-	-
Receivable for investments sold	1,206,961	990,206	3,157,770	736,748	-	-
Dividends and interest receivable	786,172	50,694	50,154	449,457	185,787
Deposits for short sales	3,440,334	13,080,224	51,515,907	7,377,610	-	76,858
Receivable for variation margin on futures	-	-	-	-	113,729	-
Receivable for swap contracts closed	-	-	-	-	8,846	-
Swap payments paid	-	-	-	-	159,261	-
Collateral paid on open swap contracts	-	-	-	-	1,448,127	-
Net unrealized gain on swaps	-	-	-	-	1,003,725	-
Total Assets	79,227,415	76,589,801	110,863,133	54,284,840	22,039,894	921,992

Liabilities:
Securities sold short, at value
(proceeds $3,294,812, $12,141,480, $47,492,482, $6,548,825, $0, $0)	3,119,712	12,512,657	50,389,345	7,447,473	-	-
Written option contracts, at value
(premiums received $16,218, $90,467, $0, $0, $0, $0)	5,800	64,100	-	-	-	-
Payable for investments purchased	3,360,869	1,429,172	3,071,808	361,514	1,013,722	-
Payable to broker for dividends and interest on securities sold short	12,930	6,415	50,583	3,961	-	-
Payable for variation margin on futures	-	-	-	-	76,593	-
Payable to Advisor	182,816	164,977	158,423	119,520	49,843	2,355
Payable to Custodian for cash overdraft	-	7,054	-	-	-	-
Payable for Fund shares redeemed	921,434	2,172,812	75,000	150,259	-	-
Net unrealized loss on swap contracts	-	-	-	-	606,060	-
Swap payments received	-	-	-	-	958,059	-
Total Liabilities	7,603,561	16,357,187	53,745,159	8,082,727	2,704,277	2,355

Net Assets	$71,623,854	$60,232,614	$57,117,974	$46,202,113	$19,335,617	$919,637

Net Assets Consist of:
Shares of beneficial interest	$105,462,135	$78,346,505	$60,274,191	$88,781,989	$18,157,531	$21,167,243
Undistributed net investment income (loss)	(34,586)	(422,322)	(1,828)	(8,072)	(397,665)	-
Accumulated net realized gain (loss)	(28,778,845)	(20,218,620)	(4,777,662)	(29,250,991)	(269,044)	(20,507,781)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	1,192,964	2,871,203	4,519,210	(12,364,387)	1,186,042	260,175
Affiliated investments	(6,436,066)	-	-	-	-	-
Foreign currency and foreign currency translation	32,734	658	926	(57,778)	-	-
Short positions	175,100	(371,177)	(2,896,863)	(898,648)	-	-
Futures contracts	-	-	-	-	261,088	-
Written option contracts	10,418	26,367	-	-	-	-
Swap contracts	-	-	-	-	397,665	-
Total Net Assets	$71,623,854	$60,232,614	$57,117,974	$46,202,113	$19,335,617	$919,637

Shares outstanding (unlimited shares authorized, $0.001 par value)	9,808,384	9,201,904	6,663,202	6,181,982	2,293,434	127,802

Net asset value, offering and redemption price per share	$7.30	$6.55	$8.57	$7.47	$8.43	$7.20

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2009	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value	Income Arbitrage Portfolio - 1	Energy and Natural Resources Portfolio
Investment Income:
Dividend income from unaffiliated issuers
(net of foreign withholding tax of $72,619, $1,493, $3,802, $0, $0, $17,042)	$745,749	$395,585	$438,359	$69,582	$7,507	632,153
Dividend income from affiliated issuers			-
(net of foreign withholding tax of $40,611, $0, $0, $0, $0, $0)	132,343	-	-	-	-	-
Interest income	2,185,477	4,601	2,387	5,029,549	1,291,691	1,808
Total Investment Income	3,063,569	400,186	440,746	5,099,131	1,299,198	633,961

Expenses:
Investment advisory fees (See Note 8)	1,111,022	755,863	869,644	971,029	604,687	482,927
Operating service fees (See Note 8)	251,012	164,604	188,280	222,703	136,605	118,677
Total operating expenses before dividends and interest on
short positions	1,362,034	920,467	1,057,924	1,193,732	741,292	601,604
Dividends and interest on short positions	126,422	191,146	661,457	25,789	5,017	32,530
Total Expenses	1,488,456	1,111,613	1,719,381	1,219,521	746,309	634,134

Net Investment Income	1,575,113	(711,427)	(1,278,635)	3,879,610	552,889	(173)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	(16,676,155)	956,849	892,602	(19,956,955)	537,329	(1,700,591)
Foreign currency and foreign currency translation	535,194	5,610	10,787	(101,728)	11,658	176,025
Short positions	(762,242)	97,315	3,003,745	632,809	(70,078)	(191,553)
Futures Contracts	-	-	-	-	1,652,145	-
Written option contracts	211,668	28,923	-	84,219	-	339,274
Swap contracts	-	-	-	-	(248,815)	-
Net Realized Gain (Loss)	(16,691,535)	1,088,697	3,907,134	(19,341,655)	1,882,239	(1,376,845)
Change in unrealized appreciation (depreciation) on:
Unaffiliated investments	27,978,087	2,489,818	7,674,228	32,277,637	3,452,585	11,688,131
Affiliated investments	5,852,527	-		-	-	-
Foreign currency and foreign currency translation	(730,298)	658	926	(52,424)	-	(132,294)
Short positions	(272,133)	(1,856,668)	(14,936,030)	(1,619,576)	-	11,296
Forward foreign currency contracts	-	-	-	12,880	-	-
Written option contracts	7,973	67,914	-	-	-	-
Futures contracts	-	-	-	-	(967,878)	-
Swap contracts	-	-	-	-	(3,450,525)	-
Net Change in Unrealized Appreciation (Depreciation)	32,836,156	701,722	(7,260,876)	30,618,517	(965,818)	11,567,133
Net Realized and Unrealized Gain (Loss)	16,144,621	1,790,419	(3,353,742)	11,276,862	916,421	10,190,288

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,719,734	$1,078,992	$(4,632,377)	$15,156,472	$1,469,310	10,190,115

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Cash Flows

For the Year Ended December 31, 2009	Event Driven	Relative Value	Energy and Natural Resources Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$17,719,734	$15,156,472	$10,190,115
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on:
Investments	16,676,155	19,956,955	1,700,591
Short positions	762,242	(632,809)	191,553
Written option contracts	(211,668)	(84,219)	(339,274)
Change in unrealized appreciation on investments, securities sold short, forward
foreign currency contracts, and written option contracts	(33,566,176)	(30,670,941)	(11,699,427)
Amortization and accretion of premium and discount	(109,758)	(920,887)	-
Changes in assets and liabilities:
Foreign currency	(2,789)	(29,108)	408
Receivable for investments sold	(769,266)	(736,748)	853,499
Deposit for short sales	(1,882,331)	(6,628,785)	1,351,797
Dividends and interest receivable	(100,632)	1,297,765	82,748
Accrued investment advisory fees	96,268	23,066	(53,751)
Payable for investments purchased	(960,670)	360,630	(3,394,538)
Payable to broker for interest and dividends on securities sold short	(4,600)	(23,122)	-
Payable for Fund shares redeemed	921,434	150,259	-
Accrued expenses and other liabilities	(2,014)	-	-
Purchases of investments and options	(109,184,198)	(46,360,916)	(78,075,984)
Proceeds from sale of investments and options	101,563,558	54,693,577	115,572,253
Proceeds from securities sold short	9,054,503	7,093,846	25,130,179
Cover of securities sold short	(8,461,463)	(770,514)	(25,548,661)
Premiums received on written option contracts	442,635	163,757	1,072,736
Written option contracts closed or exercised	(218,419)	(79,538)	(733,462)
Net sales of repurchase agreements	(2,345,010)	2,976,752	4,288,723
NET CASH PROVIDED BY (USED BY) OPERATING ACTIVITIES	(10,582,465)	14,935,492	40,589,505

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	4,902,788	2,149,364	1,015,773
Payment on shares redeemed	(23,148,730)	(36,633,757)	(41,605,269)
Subscription to fund transfer of positions (See Note 3)	28,921,346	20,000,000	-
NET CASH PROVIDED BY (USED BY) FINANCING ACTIVITIES	10,675,404	(14,484,393)	(40,589,496)

NET INCREASE (DECREASE) IN CASH	92,939	451,099	9

CASH (PAYABLE TO CUSTODIAN FOR CASH OVERDRAFT), BEGINNING OF YEAR	(92,939)	(387,620)	-
CASH (PAYABLE TO CUSTODIAN FOR CASH OVERDRAFT), END OF YEAR	$-	$63,479	$9

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value	Income Arbitrage Portfolio - 1	Energy and Natural Resources Portfolio(1)

Net Assets, December 31, 2007	$92,485,900	$49,013,522	$81,257,525	$81,351,460	$69,132,151	$-
2008:
Operations:
Net investment income (loss)	4,089,581	(329,402)	(1,025,320)	6,942,178	1,261,436	741,033
Net realized gain (loss)	(5,598,138)	(11,763,056)	215,440	(1,899,747)	(2,141,254)	(17,446,254)
Change in unrealized appreciation (depreciation)	(38,549,089)	2,686,060	(2,600,395)	(37,602,044)	(7,475,045)	(11,306,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,057,646)	(9,406,398)	(3,410,275)	(32,559,613)	(8,354,863)	(28,012,179)

Dividends and Distributions to Shareholders:
Net investment income	(6,526)	-	-	(4,197,990)	-	-
Net realized gains	(60,844)	-	-	-	-	-
Total Dividends and Distributions	(67,370)	-	-	(4,197,990)	-	-

Capital Share Transactions:
Proceeds from shares sold	22,953,115	1,189,749	12,590,990	2,141,155	1,933,850	63,503,536
Cost of shares redeemed	(32,152,653)	(18,525,198)	(48,675,743)	(5,402,968)	(10,262,837)	(4,172,339)
Proceeds from shares issued to holders in
reinvestment of dividends	67,370	-	-	4,197,990	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,132,168)	(17,335,449)	(36,084,753)	936,177	(8,328,987)	59,331,197

Total Increase/(Decrease) in Net Assets	(49,257,184)	(26,741,847)	(39,495,028)	(35,821,426)	(16,683,850)	31,319,018

Net Assets, December 31, 2008	43,228,716	22,271,675	41,762,497	45,530,034	52,448,301	31,319,018

* Including undistributed net investment income (loss)	$-	$-	$-	$-	$(5,774,017)	$(393,455)
2009:
Operations:
Net investment income (loss)	$1,575,113	$(711,427)	$(1,278,635)	$3,879,610	$552,889	$(173)
Net realized gain (loss)	(16,691,535)	1,088,697	3,907,134	(19,341,655)	1,882,239	(1,376,845)
Change in unrealized appreciation (depreciation)	32,836,156	701,722	(7,260,876)	30,618,517	(965,818)	11,567,133
Net Increase (Decrease) in Net Assets Resulting from Operations	17,719,734	1,078,992	(4,632,377)	15,156,472	1,469,310	10,190,115

Dividends and Distributions to Shareholders:
Net investment income	-	-	-	-	-	-
Net realized gains	-	-	-	-	-	-
Total Dividends and Distributions	-	-	-	-	-	-

Capital Share Transactions:
Proceeds from shares sold	4,902,788	20,768,370	35,941,819	2,149,364	801,801	1,015,773
Cost of shares redeemed	(23,148,730)	(22,386,423)	(31,453,965)	(36,633,757)	(35,383,795)	(41,605,269)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-	-	-
Subscription to fund transfer of positions (See Note 3)	28,921,346	38,500,000	15,500,000	20,000,000	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,675,404	36,881,947	19,987,854	(14,484,393)	(34,581,994)	(40,589,496)

Total Increase/(Decrease) in Net Assets	28,395,138	37,960,939	15,355,477	672,079	(33,112,684)	(30,399,381)

Net Assets, December 31, 2009	$71,623,854	$60,232,614	$57,117,974	$46,202,113	$19,335,617	$919,637

* Including undistributed net investment income (loss)	$(34,586)	$(422,322)	$(1,828)	$(8,072)	$(397,665)	$-

(1) Commencement of operations for Energy & Natural Resources was January 2, 2008.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$4.91		$9.09		$9.51		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.19		0.40		0.12		0.02
Net realized and unrealized gain (loss) on investments	2.20		(4.57)		0.79		(0.01)
Total Gain (loss) from Investment Operations	2.39		(4.17)		0.91		0.01

Less Dividends and Distributions:
Net investment income	-		(0.00	)(7)	(0.13)		(0.03)
Net realized gains	-		(0.01)		(1.20)		(0.47)
Total Dividends and Distributions	-		(0.01)		(1.33)		(0.50)

Net Asset Value, End of Period	$7.30		$4.91		$9.09		$9.51

Total Return	48.68%		-45.90%		9.93%		0.18	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$71,624		$43,229		$92,486		$57,421

Ratio of expenses including interest on short positions
and interest expense to average net assets:	2.96%	(6)	2.71	%(6)	2.96	%(6)	4.23	%(5)

Ratio of expenses excluding interest on short positions
and interest expense to average net assets:	2.71%	(6)	2.38	%(6)	2.62	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest on short
positions and interest expense to average net assets:	3.14%		4.84%		0.81%		0.20	%(5)

Ratio of interest expense and interest on short positions
to average net assets:	0.25%		0.33%		0.34%		1.23	%(5)

Portfolio turnover rate	255%		219%		194%		74	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.21, $0.43, $0.16 and $0.10, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial Statements.
(7) Amount calculated is less than $0.005.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.31		$8.40		$8.53		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.14)		(0.07)		(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	0.38		(2.02)		(0.02)		(1.38)
Total Gain (loss) from Investment Operations	0.24		(2.09)		(0.10)		(1.44)

Less Dividends and Distributions:
Net realized gains	-		-		(0.03)		(0.03)
Total Dividends and Distributions	-		-		(0.03)		(0.03)

Net Asset Value, End of Period	$6.55		$6.31		$8.40		$8.53

Total Return	3.80%		-24.88%		-1.07%		-14.36	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$60,233		$22,272		$49,014		$26,673

Ratio of expenses including dividends and interest on short
positions and interest expense to average net assets:	3.38	%(6)	2.69	%(6)	3.26	%(6)	4.18	%(5)

Ratio of expenses excluding dividends and interest on short
positions and interest expense to average net assets:	2.80	%(6)	2.30	%(6)	2.53	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends and interest
on short positions and interest expense to average net assets:	(2.16%)		(0.90%)		(1.41%)		(1.28	%)(5)

Ratio of interest expense and dividends and interest on short
positions to average net assets:	0.58%		0.39%		0.73%		1.18	%(5)

Portfolio turnover rate	517%		292%		346%		323	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended Decemer 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was $ ($0.10), ($0.04), ($0.02) and $0.01, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.79		$10.10		$9.16		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.31)		(0.13)		0.16		0.12
Net realized and unrealized gain (loss) on investments	(0.91)		(0.18)		0.89		(0.57)
Total Gain (loss) from Investment Operations	(1.22)		(0.31)		1.05		(0.45)

Less Dividends and Distributions:
Net investment income	-		-		(0.11)		(0.12)
Net realized gains	-		-		-		(0.27)
Total Dividends and Distributions	-		-		(0.11)		(0.39)

Net Asset Value, End of Period	$8.57		$9.79		$10.10		$9.16

Total Return	-12.46%		-3.07%		11.51%		-4.55	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$57,118		$41,762		$81,258		$27,493

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	4.59	%(6)	3.98	%(6)	3.72	%(6)	4.15	%(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.82	%(6)	2.48	%(6)	2.57	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(3.41%)		(1.34%)		1.24%		1.69	%(5)

Ratio of interest expense and dividends on short positions
to average net assets:	1.77%		1.50%		1.15%		1.15	%(5)

Portfolio turnover rate	293%		260%		122%		98	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.15), $0.02, $0.26 and $0.19, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Relative Value
	Year Ended December 31, 2009		Year Ended December 31, 2008		Period from May 1, 2007(6) to December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$5.26		$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.54		0.84		0.43
Net realized and unrealized gain (loss) on investments	1.67		(4.88)		(0.35)
Total Gain (loss) from Investment Operations	2.21		(4.04)		0.08

Less Dividends and Distributions:
Net investment income	-		(0.53)		(0.25)
Net realized gains	-				-
Total Dividends and Distributions	-		(0.53)		(0.25)

Net Asset Value, End of Period	$7.47		$5.26		$9.83

Total Return	42.21%		-41.70%		0.80	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$46,202		$45,530		$81,351

Ratio of expenses including interest on short positions
and interest expense to average net assets:	2.74	%(7)	2.72	%(7)	2.78	%(5)(7)

Ratio of expenses excluding interest on short positions
and interest expense to average net assets:	2.68	%(7)	2.39	%(7)	2.60	%(5)(7)

Ratio of net investment income (loss) including interest on short
positions and interest expense to average net assets:	8.88%		10.00%		5.71	%(5)

Ratio of interest expense and interest on short positions
to average net assets:	0.06%		0.33%		0.18	%(5)

Portfolio turnover rate	116%		44%		8	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended December 31, 2009, December 31, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and interest on short positions was $0.55, $0.87 and $0.44, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for Relative Value was May 1, 2007.
(7) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Income Arbitrage Portfolio-1
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.56		$8.74		$10.09		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.16		0.16		0.44		0.35
Net realized and unrealized gain (loss) on investments	0.71		(1.34)		0.54		0.52
Total Gain (loss) from Investment Operations	0.87		(1.18)		0.98		0.87

Less Dividends and Distributions:
Net investment income	-		-		(0.34)		(0.78)
Net realized gains	-		-		(1.96)		-
Return of capital	-		-		(0.03)		-
Total Dividends and Distributions	-		-		(2.33)		(0.78)

Net Asset Value, End of Period	$8.43		$7.56		$8.74		$10.09

Total Return	12.43%		-13.50%		9.76%		8.67	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$19,336		$52,448		$69,132		$40,515

Ratio of expenses including interest on short positions
and interest expense to average net assets:	2.73	%(6)	2.41	%(6)	2.61	%(6)	3.37	%(5)

Ratio of expenses excluding interest on short positions
and interest expense to average net assets:	2.71	%(6)	2.41	%(6)	2.61	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest on short
positions and interest expense to average net assets:	2.08%		1.86%		3.94%		4.89	%(5)

Ratio of interest expense and interest on short positions
to average net assets:	0.02%		0.00%		0.00%		0.37	%(5)

Portfolio turnover rate	1013%		926%		43%		61	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.16, $0.16, $0.44 and $0.38, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Energy and Natural Resources Portfolio
	Year Ended December 31, 2009		Period from January 2, 2008(6) to December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$4.67		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.00	)(8)	0.15
Net realized and unrealized gain (loss) on investments	2.53		(5.48)
Total Gain (loss) from Investment Operations	2.53		(5.33)

Less Dividends and Distributions:
Net investment income	-		-
Total Dividends and Distributions	-		-

Net Asset Value, End of Period	$7.20		$4.67

Total Return	59.74	%(9)	-53.30	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$920		$31,319

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.67	%(7)	2.37	%(5)(7)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.53	%(7)	2.34	%(5)(7)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(0.00%)		1.96	%(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.14%		0.03	%(5)

Portfolio turnover rate	230%		356	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the year ended December 31, 2009 and the period ended December 31, 2008, net investment income (loss) per share before interest expense and dividends on short positions was $0.01, and $0.15, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for Energy & Natural Resources Portfolio was January 2, 2008.
(7) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.
(8) Amount is less than $0.005 per share.
(9) The Energy and Natural Resources Portfolio inception date was January 2, 2008. The investments in this fund were significantly reduced on October 12 via the 17a-7 transactions discussed in Note 3. The return from 1/1-2009 – 10/12/2009 was 40.90%.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

1.  Organization

Hatteras Alternative Mutual Funds Trust (the ‘‘Trust’’) (until February 26, 2010 Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’).

On July 7, 2009, Alternative Investment Partners, LLC (the previous name of the advisor to the Trust and the UFT), entered into a Securities Purchase Agreement (“SPA”) pursuant to which Hatteras Capital Investment Management, LLC (“HCIM”), a registered investment adviser located in Raleigh, North Carolina, purchased 55% of the membership interests of Alternative Investment Partners, LLC from an affiliate of Asset Alliance Corporation, subject to certain conditions.  The purchase transaction was completed on September 15, 2009, when Alternative Investment Partners, LLC changed its name to Hatteras Alternative Mutual Funds, LLC (the “Advisor”).   At a special meeting of combined shareholders held on September 9, 2009, the shareholders approved a new advisory agreement between the UFT and the Advisor.

2.  Summary of Significant Accounting Policies
The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles and which are followed consistently by the UFT in the preparation of their financial statements.

a.  Basis of Accounting

The UFT’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP ”).

b.  Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.  Valuation of Investments
Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.  Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier.  Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.  The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security.  When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.  Events occurred surrounding some of the Portfolios which require adjustments to be made to the financial statements in order to comply with Generally Accepted Accounting Principles (GAAP).  Specifically, broker quotes for several securities as of December 31, 2009 were received in January 2010. The financial statements have been updated to reflect these adjustments. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of December 31, 2009.

d.  Investment Income

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

e.  Use of Estimates

The preparation of the financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

g.  Distributions to Alpha and Beta
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.  No distributions were paid to Alpha or Beta by UFT for the year ended December 31, 2009.

3.  Portfolios and Investment Objectives

Under a Fund-of-Funds structure, Alpha and Beta invest all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

At a meeting of the Board of Trustees of the UFT and the Funds held on July 13, 2009, the Board authorized and subsequently, on July 28, 2009, ratified certain updates regarding (i) the renaming of certain series of UFT and (ii) the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the Investment Company Act of 1940, as amended.   On September 17, 2009, the UFT changed the names of the following Portfolios:

•	The Distressed Securities & Special Situations - 1 Portfolio was changed to Event Driven.
•	The Long/Short Equity Hedge Portfolio was changed to Long/Short Equity.
•	The Long/Short Equity Market Neutral Portfolio was changed to Market Neutral Equity.
•	The Distressed/Hedged Income Portfolio was changed to Relative Value.

Beginning October 5, 2009, the four Portfolios listed above began acquiring the assets of the other Portfolios through 17a-7 transactions.   The Portfolios from which the assets were acquired were subsequently liquidated and closed prior to December 31, 2009. These purchases are shown in Note 7.  These purchases were funded via subscriptions from Alpha and Beta, which are shown separately in the Statements of Changes in Net Assets.

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986.  Therefore no capital gain or loss will be realized by the closing Portfolios in the consolidation process.  The securities transferred from the closing funds to the four remaining funds through the 17a-7 transactions will retain their original tax cost basis that they previously held prior to the consolidation.

For financial reporting purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a new cost basis equal to the current value on the date of the transfer.  The closing Portfolios recognized realized gains or losses upon transfer of these securities.  See Note 7 for further information regarding these transactions.

As of December 31, 2009, the UFT consisted of the following Portfolios:

•	Event Driven (formerly, The Distressed Securities & Special Situations - 1 Portfolio)
•	Long/Short Equity (formerly, The Long/Short Equity Hedge Portfolio)
•	Market Neutral Equity (formerly, The Long/Short Equity Market Neutral Portfolio)
•	Relative Value (formerly, The Distressed/Hedged Income Portfolio)
•	Income Arbitrage Portfolio – 1
•	Energy and Natural Resources Portfolio.

A number of Portfolios were liquidated during the period, as listed below.  In addition, the remaining assets of Energy and Natural Resources Portfolio were sold via 17a-7 transactions to Long/Short Equity in early 2010.

Portfolio	Date of Liquidation
The Long/Short Equity-Healthcare/Biotech-1 Portfolio	March 30, 2009
The Long/Short Equity - REIT-1 Portfolio	June 25, 2009
The Long/Short Equity – Earnings Revision – 1 Portfolio	September 2, 2009
The Arbitrage-1 Portfolio	November 16, 2009
The Event Driven and Risk Arbitrage Portfolio	December 3, 2009
The Long/Short Equity – Growth – 1 Portfolio	December 8, 2009
The Global Hedged Income – 1 Portfolio	December 29, 2009
The Long/Short Equity – International – 1 Portfolio	December 30, 2009
The Energy and Natural Resources Portfolio	January 25, 2010

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Investment Concentration
As of December 31, 2009 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
Event Driven	98.09%	1.91%
Long/Short Equity	96.69%	3.31%
Market Neutral Equity	100.00%	0.00%
Relative Value	97.70%	2.30%
Income Arbitrage 1 - Portfolio	98.95%	1.05%
Energy and Natural Resources	95.47%	4.53%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in Securities whose prices are or will be impacted by a corporate event.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Market Neutral Equity

Investment Objective
Market Neutral Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Equity Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value

Investment Objective
Relative Value seeks to achieve current income and capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.  This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The investment strategies for Income Arbitrage - 1 Portfolio are included within the Relative Value descriptions above. The investment strategies for Energy & Natural Resources are not presented as this portfolio has been substantially liquidated as of 12/31/09.

4.  Financial Instruments and Risks

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions.  The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Income Arbitrage Portfolio-1 uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions.  With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions.  Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counterparty credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default.  Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.  A realized gain or loss is recorded at the time the forward contract is closed.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.
The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

The premiums received and the number of option contracts written by the Portfolios during the year ended December 31, 2009, were as follows:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

	Event Driven	Long/Short Equity	Market Neutral Equity
Options outstanding at December 31, 2008	$3,670	$89,603	$-
Options written	450,273	903,135	-
Options closed	(129,176)	(652,471)	-
Options exercised	(120,674)	(80,275)	-
Options expired	(187,875)	(169,525)	-
Options outstanding at December 31, 2009	$16,218	$90,467	$-

	Relative Value	Income Arbitrage-1		Energy & Natural Resources
Options outstanding at December 31, 2008	$-	$		$-
Options written	163,757			1,072,736
Options closed	(163,757)			(874,943)
Options exercised	-			(43,280)
Options expired	-			(154,513)
Options outstanding at December 31, 2009	$-		$-	$-

Swaps
The Income Arbitrage-1 Portfolio may enter into credit default swaps for investment purposes, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Income Arbitrage-1 Portfolio uses credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Income Arbitrage-1 Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Certain swap agreements between investment companies and counterparties contain terms which grant the counterparty the right to terminate the swap and demand settlement if the net asset value of the investment company has fallen by a specified percentage or below a specified value. Concentrations associated with such instruments may create risk associated with the timing of funding liabilities arising from these agreements. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. Notional amounts of all credit default swaps agreements outstanding as of December 31, 2009 for which a Fund is the seller of protections are disclosed in the Schedule of Swap Contracts. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
The Portfolios may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

5.  Income Taxes

Federal Income Taxes

The Portfolios intend to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

There is no tax liability resulting from recognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2009, or for any other tax years which are open for examination.  The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Open tax years are those that are open for exam by Federal and state taxing authorities.  As of December 31, 2009, open tax periods include the years ended December 31, 2007 through December 31, 2009.  The Portfolios have no examinations in progress.

The cost basis of investments for federal income tax purposes at December 31, 2009 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity

Cost of Investments	$80,425,056	$60,542,322	$51,857,719
Gross tax unrealized appreciation	3,697,404	4,465,088	7,269,678
Gross tax unrealized depreciation	(9,771,426)	(2,538,733)	(3,443,935)
Net tax unrealized appreciation (depreciation)	$(6,074,022)	$1,926,355	$3,825,743

	Relative Value	Income Arbitrage-1	Energy & Natural Resources

Cost of Investments	$57,450,234	$17,936,501	$584,950
Gross tax unrealized appreciation	2,562,390	3,169,886	339,587
Gross tax unrealized depreciation	(14,437,127)	(1,985,968)	(79,412)
Net tax unrealized appreciation (depreciation)	$(11,874,737)	$1,183,918	$260,175

At December 31, 2009, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity
Net tax unrealized appreciation (depreciation) on investments	$(6,074,022)	$1,926,355	$3,825,743
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	185,518	(344,810)	(2,896,863)
Capital loss carryover	(27,982,511)	(19,615,726)	(4,086,023)
Other accumulated earnings/(losses)	32,734	(79,710)	926
Total accumulated earnings/(losses)	$(33,838,281)	$(18,113,891)	$(3,156,217)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

	Relative Value	Income Arbitrage-1	Energy & Natural Resources
Net tax unrealized appreciation (depreciation) on investments	$(11,874,737)	$1,183,918	$260,175
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	(898,648)	-	-
Capital loss carryover	(23,990,151)	-	(20,507,781)
Other accumulated earnings/(losses)	(5,816,340)	(5,832)	-
Total accumulated earnings/(losses)	$(42,579,876)	$1,178,086	$(20,247,606)

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales and tax adjustments for passive foreign investment companies and the cost basis difference for the positions that transferred via the 17a-7 transactions.

As of December 31, 2009, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Event Driven	Long/Short Equity
Capital loss carryover	$9,899,898	1	$18,082,613	$19,615,726	2
Expiration date	12/31/2016		12/31/2017	12/31/2016

1 $5,524,354 is related to the positions transferred via 17a-7 transactions from the Event Driven & Risk Arbitrage Portfolio. See Note 3 for more information.
2 $13,098,161 is related to the positions transferred via 17a-7 transactions from the Long/Short Equity – Growth Portfolio. See Note 3 for more information.
	Market Neutral Equity		Relative Value		Relative Value		Relative Value
Capital loss carryover	$4,086,023	3	$109,019	4	$6,340,452	5	$4,730,720	6
Expiration date	12/31/2016		12/31/2014		12/31/2015		12/31/2016

3 The entire amount of $4,086,023 is related to the positions transferred via 17a-7 transactions from the Long/Short Equity - International Portfolio. See Note 3 for more information.

4 The entire amount of $109,019 is related to the positions transferred via 17a-7 transactions from the Arbitrage - 1 Portfolio. See Note 3 for more information

5 The entire amount of $6,340,452 is related to the positions transferred via 17a-7 transactions from the Arbitrage -1 Portfolio. See Note 3 for more information.
6 $2,583,689 is related to the positions transferred via 17a-7 transactions from the Arbitrage -1 Portfolio. See Note 3 for more information.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

	Relative Value	Energy and Natural Resources	Energy and Natural Resources
Capital loss carryover	$12,809,960	$14,272,530	$6,235,251
Expiration date	12/31/2017	12/31/2016	12/31/2017

The tax character of distributions for the Portfolios for the year ended December 31, 2009 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity
Distributions paid from:
Ordinary income	$-	$-	$-
Long term capital gain	-	-	-
Total distributions paid	-	-	-
Redemptions characterized as distributions for tax purposes:
Return of capital*	$19,761,497	24,937,935	29,460,976
Ordinary income distributions from redemptions*	2,161,244	-	539,024
Total redemptions characterized as distributions for tax purposes	$21,922,741	$24,937,935	$30,000,000

	Relative Value	Income Arbitrage-1	Energy & Natural Resources
Distributions paid from:
Ordinary income	$-	$-	$-
Long term capital gain	-	-	-
Total distributions paid	-	-	-
Redemptions characterized as distributions for tax purposes:
Return of capital*	32,149,451	34,750,000	40,316,441
Ordinary income distributions from redemptions*	3,922,462	-	-
Total redemptions characterized as distributions for tax purposes	$36,071,913	$34,750,000	$40,316,441

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

The tax character of distributions for the Portfolios for the year ended December 31, 2008 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Distributions paid from:
Ordinary income	$29,772	$-	$-	$4,197,990
Long term capital gain	37,598	-	-	-
Total distributions paid	67,370	-	-	4,197,990
Redemptions characterized as distributions for tax purposes:
Return of capital*	25,536,486	15,604,309	-	8,907
Ordinary income distributions from redemptions*	4,290,079	-	46,872,820	2,991,093
Total redemptions characterized as distributions for tax purposes	$29,893,935	$15,604,309	$46,872,820	$7,197,990

* Certain redemptions were deemed as distributions for income tax purposes due to Alpha’s ownership of the respective UFT’s.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital

Event Driven	$(1,609,699)	$(5,845,803)	$7,455,502
Long/Short Equity portfolio	289,105	(8,917,731)	8,628,626
Market Neutral Equity	1,276,807	(6,278,253)	5,001,446
Relative Value	(3,887,682)	(7,762,305)	11,649,987
Income Arbitrage Portfolio-1	4,823,463	(293,717)	(4,529,746)
Energy & Natural Resources Portfolio	393,628	(1,722,539)	1,328,911

The permanent differences primarily relate to foreign currency, swap activity, Real Estate Investment Trust (REIT) adjustments, certain debt instruments and exchange traded fund adjustments with differing book and tax methods.

6.  Credit Facility

Deutsche Bank has made available to Alpha a credit facility pursuant to a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008 for the purpose of purchasing portfolio securities.  The Agreement can be terminated by either the Funds or Deutsche Bank.  The Agreement was amended on October 30, 2009, extending the facility until October 29, 2010.  Alpha may borrow up to 27.5% of the fund’s net assets, with a maximum principal amount of $50,000,000.  The facility accrues interest on any outstanding amounts at the rate of 3-month LIBOR plus 150 basis points.  In addition, Alpha pays a 1% facility fee under the Agreement on the maximum principal amount.  Alpha utilizes this credit facility in order to trade the Portfolios.  Additionally, Alpha’s investments in the Portfolios are pledged as collateral for the credit facility.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

7.  Investment Transactions

Purchases and sales of securities and US Government securities for the year ended December 31, 2009 for the Portfolios (excluding short-term investments) are as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity
Purchases of securities	$108,807,731	$155,844,323	$101,039,709
Sales of securities	(101,429,217)	(130,537,138)	(98,797,286)
Purchases of US Government securities	-	-	-
Sales of US Government securities	-	-	-
	Relative Value	Energy & Natural Resources	Income Arbitrage-1
Purchases of securities	$46,138,226	$76,578,716	$28,575,144
Sales of securities	(54,484,547)	(114,464,620)	(30,421,625)
Purchases of US Government securities	-	-	260,840,781
Sales of US Government securities	(5,574)	-	(290,609,453)

Purchases and sales relating to the 17a-7 transactions discussed in Note 3 were as follows:
	Event Driven	Long/Short Equity	Market Neutral Equity
Purchases of securities	$29,585,753	$35,240,372	$12,636,321
Sales of securities	-	-	-

	Relative Value	Energy & Natural Resources	Income Arbitrage
Purchases of securities	$18,133,383	$-	$-
Sales of securities	15,364,407	20,087,203	-

8.  Investment Advisory Agreements and Other Expense Agreements

Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets. The Advisor analyzes the expense ratios of the Funds, and reduces its advisory fees across the Portfolios so the expenses passed along to the Funds calculates to 3.00% on an aggregate basis.  Due to the effects of leverage, the actual expense ratios can be less than 3.00%.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement.  Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

9.  Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value	Income Arbitrage-1	Energy and Natural Resources
Shares outstanding, January 1, 2008	10,170,733	5,833,462	8,048,621	8,276,183	7,910,350	-

Shares sold	2,536,223	157,920	1,224,802	248,696	220,032	7,314,912
Shares issued to shareholders
in reinvestment of distributions	13,834	-	-	780,296	-	-
Shares redeemed	(3,924,209)	(2,461,454)	(5,006,419)	(641,639)	(1,188,368)	(610,609)

Shares outstanding, December 31, 2008	8,796,581	3,529,928	4,267,004	8,663,536	6,942,014	6,704,303

Shares sold	4,174,879	3,246,850	4,169,576	326,016	107,738	171,292
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-	-
Shares issued to fund transfer of positions (See Note 3)	3,953,069	5,845,400	1,781,887	2,758,621	-	-
Shares redeemed	(7,116,145)	(3,420,274)	(3,555,265)	(5,566,191)	(4,756,318)	(6,747,793)

Shares outstanding, December 31, 2009	9,808,384	9,201,904	6,663,202	6,181,982	2,293,434	127,802

10.  Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act,  if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Portfolio.  During the year ended December 31, 2009, the Portfolios owned the following positions in such companies for investment purposes only:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Event Driven:
Issuer Name	Share Balance at December 31, 2008	Purchases	Sales	Share Balance at December 31, 2009	Value at December 31, 2009	2009 Realized Gains (Losses)	2009 Change in Unrealized Gains (Losses)
Electronic Control Security, Inc.	1,537,859	-	-	1,537,859	$261,436	$-	$153,787
IAT Air Cargo Facilities Income Fund	2,686,579	-	-	2,686,579	12,227,486	-	5,698,740

11.  Derivative Instruments and Hedging Activities
The Portfolios have adopted authoritative standards regarding disclosures about derivatives and hedging activities and how they affect the Portfolios’ Statements of Assets and Liabilities and Statements of Operations.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2009:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	*	$3,260
Written Options				Written option contracts, at value	5,800
Total			$3,260		$5,800
* Purchased options are included in investments with other long positions.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(229,018	)**
Written Options	211,668
Total	$(17,350)
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(119,255	)***
Written Options	7,973
Total	$(111,282)
*** Purchased options are included with unrealized gain (loss) on unaffiliated investments.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2009:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	*	$228,525
Written Options				Written option contracts, at value	64,100
Total			$228,525		$64,100
* Purchased options are included in investments with other long positions.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(1,218,515	)**
Written Options	28,923
Total	$(1,189,592)
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts Purchased Options	$47,756	***
Written Options	67,914
Total	$115,670
*** Purchased options are included with unrealized gain (loss) on unaffiliated investments.

Relative Value
Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2009:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments		$-
Written Options				Written option contracts, at value	-
Total			$-		$-

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(171,382	) **
Written Options	84,219
Total	$(87,163)
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts Purchased Options	$-
Written Options	-
Total	$-

Income Arbitrage Portfolio--1

Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2009:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Credit Swap Contracts:
Futures	Receivable for variation margin on futures *	$727,122	Payable for variation margin on futures *	$466,034
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap payments **	1,162,986	Swap payments received/Net unrealized gain/loss on swap payments **	1,564,119
Total		$1,890,108		$2,030,153

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
Only the current day's variation margin is reported in the Statement of Assets and Liabilities
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Futures contracts	$1,652,145
Swap contracts	(248,815)
Total	$1,403,330

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Futures contracts	$(967,878)
Swap contracts	(3,450,525)
Total	$(4,418,403)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

Energy and Natural Resources Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2009:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments		$-
Written Options				Written option contracts, at value	-
Total			$-		$-

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(754,958	)**
Written Options	339,274
Total	$(415,684)
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(2,500	)***
Written Options	-
Total	$(2,500)
*** Purchased options are included with unrealized gain (loss) on unaffiliated investments.

The average monthly market value of purchased and written options during the year ended December 31, 2009 were as follows (neither Market Neutral Equity nor Income Arbitrage Portfolio-1 held purchased or written options during the year):

	Event Driven	Long/Short Equity	Relative Value	Energy and Natural Resources Portfolio
Purchased options	$40,417	$261,172	$23,450	$95,264
Written Options	$(22,128)	$(55,639)	$(172,327)	$(67,573)

The Income Arbitrage Portfolio-1 invested in futures and swaps during the year.  The average monthly notional amount of futures and swaps during the year ended December 31, 2009 for Income Arbitrage Portfolio-1 were as follows:

	Notional value of long positions	Notional value of short positions
Futures	$90,607,202	$(83,533,625)
Swaps	$37,160,679	$(36,436,666)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2009

12.  New Accounting Pronouncements

The Portfolios have adopted authoritative guidance regarding valuation.   It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, the Portfolios are required to show a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements, a fair value hierarchy and Level 3 reconciliation have been included in tables immediately following the Schedules of Investments.  In November 2009, the FASB issued further guidance that expanded disclosure requirements would be forthcoming in 2010.

The Portfolios have adopted authoritative guidance intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  See Note 4 and Note 11 for these enhanced disclosures.

The Portfolios have adopted authoritative guidance which establishes standards for reporting events that occur after the balance sheet date, but before financial statements are issued or are available to be issued.  In addition, it requires the date through which an entity has evaluated subsequent events.  See Note 13 for this added disclosure.

In July 2009, the Financial Accounting Standards Board's (FASB) Codification of U.S. GAAP was launched as the sole source of authoritative non-governmental U.S. GAAP.  All references to the old structure have been removed from these Notes.

13.  Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through March 1, 2010, the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Underlying Funds Trust:

We have audited the accompanying statements of assets and liabilities of Event Driven, Long/Short Equity, Market Neutral Equity, Relative Value, Income Arbitrage – 1 Portfolio, and Energy & Natural Resources, each a series of the Underlying Funds Trust, including the schedules of investments, securities sold short, and options written, as of December 31, 2009, and the related statements of operations for the year then ended, statements of cash flows of Event Driven, Relative Value and Energy & Natural Resources for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through December 31, 2006 were audited by other independent registered public accountants whose report dated March 8, 2007 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Event Driven, Long/Short Equity, Market Neutral Equity, Relative Value, Income Arbitrage – 1 Portfolio and Energy & Natural Resources as of December 31, 2009, the results of their operations for the year then ended, the cash flows of Event Driven, Relative Value and Energy & Natural Resources for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, Wisconsin
March 1, 2010

Additional Tax Information (unaudited)

Long Term Capital Gain Designation
The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year:

Event Driven	$2,161,244
Long/Short Equity portfolio	-
Market Neutral Equity	539,024
Relative Value	3,922,462
Income Arbitrage Portfolio-1	-
Energy & Natural Resources Portfolio	-

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Event Driven	20.79%
Long/Short Equity portfolio	0.00%
Market Neutral Equity	56.83%
Relative Value	1.66%
Income Arbitrage Portfolio-1	0.00%
Energy & Natural Resources Portfolio	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2009 was as follows:

Event Driven	45.78%
Long/Short Equity portfolio	0.00%
Market Neutral Equity	67.82%
Relative Value	1.66%
Income Arbitrage Portfolio-1	0.00%
Energy & Natural Resources Portfolio	0.00%

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2009 was as follows:

Event Driven	58.08%
Long/Short Equity portfolio	0.00%
Market Neutral Equity	0.11%
Relative Value	96.48%
Income Arbitrage Portfolio-1	0.00%
Energy & Natural Resources Portfolio	0.00%

Board Approval of Investment Advisory Agreement (Unaudited)

In anticipation of the proposed transaction whereby Hatteras Capital Investment Management, LLC would purchase 55% of the membership interests of Alternative Investment Partners, LLC (the “Transaction”), the Board of Trustees (the “Board”) of Underlying Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), met in person on June 10, 2009 and voted to approve the investment advisory agreement (the “Advisory Agreement”) between the Trust and Hatteras Alternative Mutual Funds, LLC (the “Advisor,” formerly, Alternative Investment Partners, LLC), subject to shareholder approval. The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts. In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors, among others, both in light of the expected benefits as a result of the Transaction and based on its experience with the Advisor over the life of the Funds:

•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers;
•	The nature, scope and quality of the services to be provided by the Advisor;
•	The reasonableness of the cost of the services to be provided by the Advisor;
•	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and
•	The profits to be realized by the Advisor and its affiliates from the relationship with the Funds.

The Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Advisor in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the approval of the Advisory Agreement under Section 15 of the Investment Company Act. These materials included, among other things: (a) information regarding the Advisor’s financial soundness, profitability and projected financial condition after the Transaction; (b) economies of scale resulting from the combined operations of the Advisor after the Transaction; (c) a description of services to be provided to the Funds and the Underlying Funds; (d) the Advisor’s policy with respect to proxy voting; (e) the Advisor’s brokerage allocation and soft dollar practices; (f) insurance arrangements; (g) regulatory and legal issues; (h) the Advisor’s compliance program and chief compliance officer capabilities; and (i) other material factors affecting the Advisor.  In addition, the Board had met in-person with representatives from the Advisor and had the opportunity to ask them questions.

The Trustees evaluated the quality of services expected to be provided by the Advisor to the Funds and the compensation proposed to be paid to the Advisor.  The Trustees gave equal consideration to all factors deemed to be relevant to the Funds, including, but not limited to the following: (a) the compensation payable to the Advisor; (b) while the advisory fees paid to the Advisor and expected to be paid to the Advisor are higher than fees typically paid by other mutual funds, the Independent Trustees stated their belief that the fee is comparable to other hybrid investment products, including several existing open-end mutual funds, considering the level of services to be provided, the research-intensive investing strategies that will be used and the specialized skill required, the level of resources available to the Advisor to implement the strategies and that the various sub-advisors used by the Underlying Funds would continue to receive a significant portion of the Advisor’s fee; (c) the enhanced operational strength of the Advisor as a result of the Transaction, including enhanced procedures with respect to the selection of sub-advisors, enhanced sales and marketing resources and distribution by Hatteras Capital Distributors, LLC; (d) the favorable history, reputation, qualification and background of the Advisor, as well as the qualifications of its personnel and financial condition; (e) the favorable history, reputation, qualification and background of Hatteras Capital Investment Management (“HCIM”), as well as the qualifications of its personnel and financial condition; (f) the quality of services provided to the Funds by the Advisor especially in light of the resources of HCIM available to the Advisor following the Transaction; (g) the performance of the Funds since commencement of operations on an absolute basis and compared to funds that the Advisor has identified as comparable to Alpha or Beta; and (h) the potential economies of scale to be gained under the management by the Advisor.

The Independent Trustees also considered each Fund’s fees and expenses in relation to various industry averages and determined that the fees paid by the Funds to the Adviser under the Advisory Agreement were reasonable.  Also, the Independent Trustees considered separately the fees paid by the Funds to the Adviser for performance of its shareholder servicing functions as well as its provision of all the day-to-day services of the Funds under the Operating Services Agreement and determined they were fair and reasonable.  The Independent Trustees also considered that the Adviser may receive certain benefits from its relationship with the Funds, such as research and other services in exchange for brokerage allocation, and determined that such benefits have been of a de minimis nature.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had been maintained and that it was expected to continue to be high after giving effect to the Transaction.

Based on the factors discussed above, the Board approved the Advisory Agreement.

Board Approval of Investment Advisory Agreement (Unaudited)

As noted above, the Board of the Trust met in-person on June 10, 2009 and voted to approve the Advisory Agreement between the Trust and the Advisor in light of and giving effect to the proposed Transaction between Hatteras Capital Investment Management, LLC and Alternative Investment Partners, LLC, such approval being subject to shareholder approval and consummation of the Transaction.  However, the Funds’ investment advisory agreement with Alternative Investment Partners, LLC was required, in accordance with the Investment Company Act of 1940, to be considered for continuation prior to the date of the special shareholders meeting at which the Advisory Agreement, in light of the Transaction, was proposed for approval.  Therefore, to ensure that the Funds would, at all times, have a current investment advisory agreement in place, at its meeting held in-person on August 27, 2009, the Board of the Trust, including the Independent Trustees, voted to approve the continuation of the current investment advisory agreement (the “AIP Advisory Agreement”) between the Trust, on behalf of the Funds, and Alternative Investment Partners, LLC (“AIP”), without giving consideration to the effects of the proposed Transaction.  The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts. In connection with its approval of the continuation of the AIP Advisory Agreement, the Board considered the following factors:

•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers;
•	The nature, scope and quality of the services provided by AIP;
•	The reasonableness of the cost of the services provided by AIP;
•	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and
•	The profits to be realized by AIP and its affiliates from the relationship with the Funds.

The Trustees evaluated these factors based on their own direct experience with AIP and in consultation with their independent counsel. None of these factors was determinative in the Board’s decision to continue the AIP Advisory Agreement, but each was a factor in the Trustees’ consideration. Greater detail regarding the Board’s consideration of these factors is set forth below.

The Board discussed each Fund’s performance for the current calendar year and for the one-, three- and five-year periods ended June 30, 2009.  In assessing the quality of the portfolio management delivered by AIP, the Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, as constructed by data provided by Lipper, Inc. and assembled by the Fund’s administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from AIP.  The Board concluded that AIP’s performance overall was satisfactory under current market conditions.

In addition, the Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by AIP in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the AIP Advisory Agreement under Section 15 of the Investment Company Act. These materials included, among other thing, information regarding: (a) AIP’s financial soundness; (b) information on the cost to AIP of providing services to the Funds and AIP’s profitability in connection with such services; (c) the timeliness, adequacy and quality of information supplied by AIP in response to the requests of the Trustees and the Fund Administrator; and (d) AIP’s demonstrated commitment to grow the Funds.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund. The Board considered AIP’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at AIP involved in the day-to-day activities of each Fund. The Board also considered its knowledge of AIP’s operations. The Trustees also reviewed the structure of AIP’s compliance procedures and their effectiveness during the prior year. The Trustees noted that during the course of the prior year they had met with AIP in person to discuss various performance, marketing and compliance items and they had been satisfied with AIP’s responsiveness. The Board concluded that AIP had sufficient quality of personnel, investment methods and compliance policies and procedure essential to performing its duties under its advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Board also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by AIP. However, AIP noted that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. AIP will continue to refine the comparative data and monitor the marketplace for more comparable products. Nevertheless, the Board considered these comparisons helpful in their assessment as to whether AIP was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Fund’s investment objectives, strategies limitations and restrictions. The Board noted that the sub-advisory and research consultant fees were paid out of AIP’s fee. The Board also reviewed information regarding expenses presented by management, which showed overall expenses of the Funds. Based on all of this information, the Board concluded that the Funds’ expenses were reasonable.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by AIP had been maintained over the past year and that the quality of service continued to be satisfactory.

Based on the factors discussed above, the Board approved continuation of the AIP Advisory Agreement.

Underlying Funds Trust
Board Approval of Sub-Advisory Agreements (Unaudited)

In anticipation of the proposed transaction whereby Hatteras Capital Investment Management, LLC would purchase 55% of the membership interests of Alternative Investment Partners, LLC (the “Transaction”), the Board of Trustees (the “Board”) of Underlying Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), met in person on June 10, 2009 and voted to approve the sub-advisory agreements (the “Sub-Advisory Agreement”) between with the Trust, on behalf of its series (the “Funds”), Hatteras Alternative Mutual Funds, LLC (the “Advisor,” formerly, Alternative Investment Partners, LLC) and certain sub-advisors. The Board received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.  In connection with its approval of the Sub-Advisory Agreements, the Board considered the following factors:

•	The overall investment performance of each sub-advisor;

•	The nature, scope and quality of the services provided by each sub-advisor;

•	The costs of the services to be provided by each sub-advisor and the structure of the sub-advisor’s fees;

•	The extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

•	The profits to be realized by each sub-advisor and its affiliates from the relationship with the Funds.

The Independent Trustees evaluated these factors based on their own direct experience with the Sub-Advisors and in consultation with their independent counsel.  None of these factors was determinative in the Board's decision to continue the Sub-Advisory Agreement, but each was a factor in the Independent Trustees' consideration.  Greater detail regarding the Board's consideration of these factors is set forth below.

In addition, the Board discussed and considered materials which had been distributed to them in advance at the Board meeting and prepared by the Sub-Advisors in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Research Consultant Agreement under Section 15 of the Investment Company Act.  These materials included, among other things, information regarding: (a) each Sub-Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Funds’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Advisor in response to the requests of the Advisor, the Trustees and the Fund Administrator; (d) regulatory issues; (e) each Sub-Advisor’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Advisor.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund.  The Board considered each Sub-Advisor’s specific responsibilities in all aspects of day-to-day portfolio management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Advisor involved in the day-to-day portfolio activities of each Fund.  The Trustees reviewed the certifications by the Advisor’s Chief Compliance Officer in connection with each Sub-Advisor’s compliance procedures and any material compliance issues that had been brought to their attention during the prior year with respect to each Sub-Advisor.  The Trustees noted that during the course of the prior year they had continued to meet with each Sub-Advisor in person or by telephone, on a rolling basis, to discuss various performance, operational and compliance matters.  The Board concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Sub-Advisory fees.  The Advisor noted that the Sub-Advisory fees are paid out of the Advisor’s fee.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the Sub-Advisory fees, that the level of services provided by the Sub-Advisors had been maintained over the past year and the quality of service continued to be high.

Based on the factors discussed above, the Board approved continuation of the Portfolio Sub-Advisory Agreements.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph Breslin, H. Alexander Holmes, Steve E. Moss, Joy Montgomery Rocklin and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$167,000	$391,142
Audit-Related Fees	None	None
Tax Fees	$60,200	$113,095
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2009	FYE 12/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 5, 2010

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    March 5, 2010